Quarterly Holdings Report
for
Strategic Advisers® Fidelity® Core Income Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
August 31, 2022
COI-NPRT1-1022
1.9887942.103
Nonconvertible Bonds - 9.4%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.:
2.55% 12/1/33		2,825,000	2,250,866
3.8% 12/1/57		39,772,000	30,106,181
4.3% 2/15/30		3,992,000	3,829,080
4.75% 5/15/46		41,310,000	38,309,737
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		1,246,000	1,099,595
Cogent Communications Group, Inc. 7% 6/15/27 (b)		610,000	582,971
Frontier Communications Holdings LLC 5.875% 10/15/27 (b)		235,000	219,196
Iliad SA 1.5% 10/14/24 (Reg. S)	EUR	5,600,000	5,362,114
Level 3 Financing, Inc.:
3.625% 1/15/29 (b)		85,000	68,222
4.25% 7/1/28 (b)		2,240,000	1,862,000
Lumen Technologies, Inc.:
4.5% 1/15/29 (b)		280,000	208,877
5.125% 12/15/26 (b)		2,190,000	1,892,346
5.625% 4/1/25		1,450,000	1,406,378
6.875% 1/15/28		40,000	36,008
Sable International Finance Ltd. 5.75% 9/7/27 (b)		2,332,000	2,127,950
Sprint Capital Corp.:
6.875% 11/15/28		4,750,000	5,015,739
8.75% 3/15/32		1,315,000	1,587,494
Telecom Italia Capital SA:
6% 9/30/34		286,000	230,945
7.2% 7/18/36		1,090,000	930,152
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		800,000	728,000
Verizon Communications, Inc.:
2.987% 10/30/56		1,378,000	926,288
4.329% 9/21/28		10,293,000	10,157,886
5.012% 4/15/49		129,000	128,057
Virgin Media Finance PLC 5% 7/15/30 (b)		636,000	502,408
Windstream Escrow LLC 7.75% 8/15/28 (b)		1,195,000	1,027,199
			110,595,689
Entertainment - 0.0%
Roblox Corp. 3.875% 5/1/30 (b)		670,000	558,894
The Walt Disney Co.:
2.2% 1/13/28		10,316,000	9,382,075
2.65% 1/13/31		13,000,000	11,459,872
Universal Music Group NV 3.75% 6/30/32 (Reg. S)	EUR	525,000	525,686
			21,926,527
Interactive Media & Services - 0.0%
Twitter, Inc. 3.875% 12/15/27 (b)		510,000	474,474
Media - 0.7%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)		1,330,000	1,143,800
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (b)		940,000	766,988
4.5% 8/15/30 (b)		435,000	365,824
4.5% 5/1/32		2,380,000	1,931,322
4.5% 6/1/33 (b)		500,000	392,500
5% 2/1/28 (b)		2,401,000	2,194,082
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.8% 4/1/31		25,100,000	20,334,345
3.7% 4/1/51		20,100,000	13,411,651
3.85% 4/1/61		9,000,000	5,756,296
3.9% 6/1/52		40,000,000	27,102,090
4.8% 3/1/50		29,000,000	22,762,707
4.908% 7/23/25		4,642,000	4,626,089
5.375% 5/1/47		41,310,000	35,208,011
5.75% 4/1/48		18,275,000	16,261,017
6.834% 10/23/55		10,000,000	9,994,443
Comcast Corp.:
3.75% 4/1/40		1,000,000	867,854
3.999% 11/1/49		25,463,000	21,751,589
4.65% 7/15/42		2,578,000	2,427,603
CSC Holdings LLC:
4.625% 12/1/30 (b)		410,000	293,150
5.5% 4/15/27 (b)		564,000	534,548
5.75% 1/15/30 (b)		875,000	677,635
6.5% 2/1/29 (b)		1,500,000	1,391,250
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (b)		925,000	175,750
Discovery Communications LLC:
3.625% 5/15/30		6,407,000	5,613,250
4.65% 5/15/50		17,335,000	13,169,293
Fox Corp.:
5.476% 1/25/39		2,264,000	2,225,597
5.576% 1/25/49		1,502,000	1,452,207
Gray Television, Inc. 4.75% 10/15/30 (b)		245,000	201,880
Lagardere S.C.A. 2.125% 10/16/26 (Reg. S)	EUR	1,400,000	1,335,855
Lamar Media Corp. 3.625% 1/15/31		515,000	431,503
Magallanes, Inc.:
3.428% 3/15/24 (b)		7,508,000	7,339,442
3.638% 3/15/25 (b)		5,651,000	5,456,132
3.755% 3/15/27 (b)		7,510,000	7,014,950
4.054% 3/15/29 (b)		3,830,000	3,487,572
4.279% 3/15/32 (b)		14,377,000	12,527,167
5.05% 3/15/42 (b)		7,412,000	6,059,396
5.141% 3/15/52 (b)		61,980,000	49,608,592
Scripps Escrow II, Inc. 3.875% 1/15/29 (b)		225,000	190,769
Sirius XM Radio, Inc.:
3.875% 9/1/31 (b)		275,000	222,063
4.125% 7/1/30 (b)		10,000,000	8,472,700
5% 8/1/27 (b)		375,000	353,018
5.5% 7/1/29 (b)		2,890,000	2,702,381
TEGNA, Inc.:
4.625% 3/15/28		915,000	876,680
5% 9/15/29		115,000	110,079
Time Warner Cable LLC:
4.5% 9/15/42		886,000	669,682
5.5% 9/1/41		10,030,000	8,611,712
5.875% 11/15/40		8,089,000	7,246,580
6.55% 5/1/37		5,846,000	5,742,248
6.75% 6/15/39		4,614,000	4,486,137
7.3% 7/1/38		3,785,000	3,888,316
Virgin Media Secured Finance PLC 5.5% 5/15/29 (b)		415,000	372,463
VZ Secured Financing BV 5% 1/15/32 (b)		1,090,000	888,732
Ziggo Bond Co. BV 5.125% 2/28/30 (b)		345,000	276,173
Ziggo BV 4.875% 1/15/30 (b)		550,000	464,309
			351,867,422
Wireless Telecommunication Services - 0.1%
Millicom International Cellular SA:
4.5% 4/27/31 (b)		7,026,000	5,767,029
5.125% 1/15/28 (b)		540,000	495,318
Rogers Communications, Inc.:
3.2% 3/15/27 (b)		11,791,000	11,218,351
3.8% 3/15/32 (b)		10,290,000	9,391,745
T-Mobile U.S.A., Inc.:
2.875% 2/15/31		695,000	587,414
3.75% 4/15/27		10,840,000	10,394,483
3.875% 4/15/30		22,877,000	21,143,538
4.5% 4/15/50		4,597,000	4,011,388
Vodafone Group PLC:
4.875% 10/3/78 (Reg. S) (c)	GBP	1,100,000	1,185,224
6.25% 10/3/78 (Reg. S) (c)		1,445,000	1,397,604
			65,592,094
TOTAL COMMUNICATION SERVICES			550,456,206
CONSUMER DISCRETIONARY - 0.6%
Auto Components - 0.0%
Allison Transmission, Inc. 3.75% 1/30/31 (b)		615,000	498,353
Dana, Inc. 4.5% 2/15/32		275,000	219,544
Valeo SA 1% 8/3/28 (Reg. S)	EUR	1,100,000	868,183
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	1,400,000	1,119,711
			2,705,791
Automobiles - 0.1%
General Motors Co. 5.4% 10/2/23		18,263,000	18,445,712
General Motors Financial Co., Inc.:
3.7% 5/9/23		8,751,000	8,729,027
4.25% 5/15/23		1,359,000	1,359,594
Thor Industries, Inc. 4% 10/15/29 (b)		355,000	287,851
Volkswagen Group of America Finance LLC:
3.125% 5/12/23 (b)		9,168,000	9,119,575
3.35% 5/13/25 (b)		14,765,000	14,302,685
			52,244,444
Diversified Consumer Services - 0.0%
Adtalem Global Education, Inc. 5.5% 3/1/28 (b)		430,000	408,500
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		765,000	723,547
Service Corp. International 5.125% 6/1/29		970,000	918,988
			2,051,035
Hotels, Restaurants & Leisure - 0.0%
Accor SA 2.375% 11/29/28 (Reg. S)	EUR	800,000	669,297
Aramark Services, Inc.:
5% 2/1/28 (b)		3,530,000	3,248,730
6.375% 5/1/25 (b)		1,890,000	1,873,463
Carnival Corp. 10.5% 2/1/26 (b)		1,105,000	1,138,144
Garden SpinCo Corp. 8.625% 7/20/30 (b)		110,000	117,150
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)		660,000	532,828
3.75% 5/1/29 (b)		700,000	603,939
4% 5/1/31 (b)		1,535,000	1,297,303
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27		164,000	156,620
InterContinental Hotel Group PLC 3.375% 10/8/28 (Reg. S)	GBP	2,335,000	2,393,246
Melco Resorts Finance Ltd. 4.875% 6/6/25 (b)		750,000	571,875
MGM Resorts International 5.75% 6/15/25		820,000	795,359
NCL Corp. Ltd. 5.875% 2/15/27 (b)		365,000	330,809
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (b)		245,000	189,540
5.5% 4/1/28 (b)		755,000	580,655
9.125% 6/15/23 (b)		130,000	131,296
11.5% 6/1/25 (b)		325,000	341,250
Whitbread PLC:
2.375% 5/31/27 (Reg. S)	GBP	2,360,000	2,375,640
3.375% 10/16/25 (Reg. S)	GBP	3,355,000	3,657,160
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (b)		290,000	259,365
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.5% 3/1/25 (b)		645,000	617,658
Yum! Brands, Inc. 3.625% 3/15/31		358,000	301,508
			22,182,835
Household Durables - 0.2%
Century Communities, Inc. 3.875% 8/15/29 (b)		325,000	261,220
D.R. Horton, Inc. 1.3% 10/15/26		15,859,000	13,727,704
Lennar Corp.:
4.75% 11/29/27		9,429,000	9,176,100
5% 6/15/27		12,243,000	12,154,314
5.25% 6/1/26		2,965,000	2,986,533
Newell Brands, Inc. 5.625% 4/1/36 (d)		270,000	241,812
Tempur Sealy International, Inc. 3.875% 10/15/31 (b)		280,000	215,454
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	1,820,000	1,479,320
Toll Brothers Finance Corp.:
4.35% 2/15/28		14,431,000	13,209,618
4.875% 11/15/25		45,000	44,305
4.875% 3/15/27		27,556,000	26,560,943
TopBuild Corp. 4.125% 2/15/32 (b)		580,000	477,687
			80,535,010
Internet & Direct Marketing Retail - 0.0%
Alibaba Group Holding Ltd.:
2.125% 2/9/31		2,350,000	1,955,459
2.7% 2/9/41		12,255,000	8,309,441
Match Group Holdings II LLC:
3.625% 10/1/31 (b)		410,000	320,718
4.125% 8/1/30 (b)		170,000	140,665
			10,726,283
Leisure Products - 0.0%
Hasbro, Inc. 3% 11/19/24		6,474,000	6,311,425
Mattel, Inc. 3.75% 4/1/29 (b)		430,000	383,130
			6,694,555
Multiline Retail - 0.0%
John Lewis PLC 6.125% 1/21/25	GBP	2,207,000	2,574,845
Marks & Spencer PLC 4.5% 7/10/27 (Reg. S)	GBP	2,700,000	2,701,388
Nordstrom, Inc.:
4.25% 8/1/31		10,000,000	7,325,000
4.375% 4/1/30		510,000	388,523
			12,989,756
Specialty Retail - 0.2%
Asbury Automotive Group, Inc.:
4.625% 11/15/29 (b)		175,000	150,063
5% 2/15/32 (b)		190,000	158,679
AutoNation, Inc.:
2.4% 8/1/31		23,196,000	17,797,677
4.75% 6/1/30		1,430,000	1,338,546
AutoZone, Inc. 4% 4/15/30		19,121,000	18,150,523
Bath & Body Works, Inc. 6.625% 10/1/30 (b)		825,000	749,480
Foot Locker, Inc. 4% 10/1/29 (b)		145,000	118,175
Gap, Inc. 3.875% 10/1/31 (b)		275,000	190,717
LCM Investments Holdings 4.875% 5/1/29 (b)		120,000	100,177
Lowe's Companies, Inc.:
3.35% 4/1/27		1,748,000	1,684,908
3.75% 4/1/32		30,381,000	27,978,515
4.25% 4/1/52		14,990,000	12,766,797
4.45% 4/1/62		36,330,000	30,680,963
VIA Outlets 1.75% 11/15/28 (Reg. S)	EUR	1,300,000	1,056,799
			112,922,019
Textiles, Apparel & Luxury Goods - 0.1%
Crocs, Inc. 4.125% 8/15/31 (b)		285,000	224,310
Hanesbrands, Inc. 4.875% 5/15/26 (b)		615,000	565,825
Kontoor Brands, Inc. 4.125% 11/15/29 (b)		95,000	81,021
Levi Strauss & Co. 3.5% 3/1/31 (b)		355,000	298,175
Tapestry, Inc. 3.05% 3/15/32		38,118,000	30,357,858
The William Carter Co. 5.625% 3/15/27 (b)		446,000	430,671
Wolverine World Wide, Inc. 4% 8/15/29 (b)		380,000	309,320
			32,267,180
TOTAL CONSUMER DISCRETIONARY			335,318,908
CONSUMER STAPLES - 0.6%
Beverages - 0.2%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36		6,600,000	6,385,419
4.9% 2/1/46		14,391,000	13,662,212
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30		10,375,000	9,752,561
4.35% 6/1/40		6,274,000	5,706,966
4.5% 6/1/50		11,500,000	10,426,955
4.6% 6/1/60		18,803,000	16,679,472
4.75% 1/23/29		11,220,000	11,450,155
4.75% 4/15/58		5,641,000	5,147,418
5.45% 1/23/39		5,480,000	5,648,930
5.55% 1/23/49		13,389,000	13,920,717
5.8% 1/23/59 (Reg. S)		14,304,000	15,256,004
Constellation Brands, Inc. 4.75% 11/15/24		3,799,000	3,847,357
PepsiCo, Inc.:
2.625% 3/19/27		1,114,000	1,058,143
2.75% 3/19/30		5,700,000	5,211,049
			124,153,358
Food & Staples Retailing - 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (b)		2,290,000	1,881,922
4.625% 1/15/27 (b)		925,000	844,081
Sysco Corp. 6.6% 4/1/50		53,060,000	61,511,702
U.S. Foods, Inc.:
4.625% 6/1/30 (b)		130,000	112,125
6.25% 4/15/25 (b)		1,210,000	1,215,893
			65,565,723
Food Products - 0.3%
Darling Ingredients, Inc.:
5.25% 4/15/27 (b)		615,000	603,198
6% 6/15/30 (b)		160,000	160,202
General Mills, Inc. 2.875% 4/15/30		1,277,000	1,140,821
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27 (b)		13,235,000	11,877,221
3% 5/15/32 (b)		13,470,000	11,129,992
3.625% 1/15/32 (b)		24,530,000	21,204,223
5.125% 2/1/28 (b)		6,220,000	6,212,224
5.5% 1/15/30 (b)		25,145,000	25,145,000
5.75% 4/1/33 (b)		12,805,000	12,755,957
6.5% 4/15/29 (b)		6,645,000	6,893,589
JDE Peet's BV 2.25% 9/24/31 (b)		2,500,000	1,922,380
Kraft Heinz Foods Co.:
4.375% 6/1/46		31,645,000	26,881,779
4.875% 10/1/49		10,000,000	9,101,838
5.2% 7/15/45		6,203,000	5,825,785
7.125% 8/1/39 (b)		9,489,000	10,563,632
Lamb Weston Holdings, Inc. 4.875% 5/15/28 (b)		825,000	786,083
Post Holdings, Inc. 4.625% 4/15/30 (b)		905,000	785,961
TreeHouse Foods, Inc. 4% 9/1/28		390,000	326,976
			153,316,861
Personal Products - 0.0%
BellRing Brands, Inc. 7% 3/15/30 (b)		270,000	257,847
GSK Consumer Healthcare Capital 2.125% 3/29/34 (Reg. S)	EUR	1,150,000	981,969
Prestige Brands, Inc. 3.75% 4/1/31 (b)		340,000	272,024
			1,511,840
Tobacco - 0.0%
BAT International Finance PLC 2.25% 6/26/28 (Reg. S)	GBP	7,165,000	6,723,788
TOTAL CONSUMER STAPLES			351,271,570
ENERGY - 0.9%
Energy Equipment & Services - 0.0%
Technip Energies NV 1.125% 5/28/28	EUR	1,665,000	1,344,673
Oil, Gas & Consumable Fuels - 0.9%
Apache Corp.:
5.1% 9/1/40		330,000	280,500
5.25% 2/1/42		495,000	414,748
5.35% 7/1/49		80,000	65,650
Cenovus Energy, Inc. 6.75% 11/15/39		9,060,000	9,903,947
Cheniere Energy Partners LP:
3.25% 1/31/32		275,000	220,138
4% 3/1/31		925,000	810,531
Cheniere Energy, Inc. 4.625% 10/15/28		595,000	573,318
CNX Midstream Partners LP 4.75% 4/15/30 (b)		115,000	97,082
Colgate Energy Partners III LLC 5.875% 7/1/29 (b)		145,000	135,213
Columbia Pipeline Group, Inc. 4.5% 6/1/25		852,000	848,538
Continental Resources, Inc. 5.75% 1/15/31 (b)		895,000	856,661
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (b)		1,653,000	1,541,423
5.75% 4/1/25		2,038,000	1,964,173
6% 2/1/29 (b)		1,420,000	1,311,725
CVR Energy, Inc.:
5.25% 2/15/25 (b)		790,000	745,255
5.75% 2/15/28 (b)		105,000	95,550
DCP Midstream Operating LP:
3.875% 3/15/23		3,116,000	3,108,210
5.125% 5/15/29		1,740,000	1,695,978
5.375% 7/15/25		540,000	541,350
5.6% 4/1/44		2,748,000	2,648,825
5.625% 7/15/27		620,000	627,750
5.85% 5/21/43 (b)(c)		29,466,000	28,711,670
6.45% 11/3/36 (b)		210,000	211,718
8.125% 8/16/30		15,000	16,898
EG Global Finance PLC 6.75% 2/7/25 (b)		530,000	500,749
Enbridge, Inc.:
4% 10/1/23		3,854,000	3,842,817
4.25% 12/1/26		1,461,000	1,438,096
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)		435,000	429,084
Energy Transfer LP:
3.75% 5/15/30		3,643,000	3,273,990
3.9% 5/15/24 (c)		869,000	856,971
4.2% 9/15/23		1,203,000	1,200,479
4.25% 3/15/23		1,393,000	1,393,548
4.5% 4/15/24		1,576,000	1,570,318
4.95% 6/15/28		4,103,000	4,032,671
5% 5/15/50		17,129,000	14,699,947
5.25% 4/15/29		2,564,000	2,499,792
5.4% 10/1/47		2,232,000	1,988,469
5.8% 6/15/38		2,288,000	2,142,557
6% 6/15/48		2,290,000	2,176,454
6.25% 4/15/49		1,761,000	1,725,544
EnLink Midstream LLC 5.625% 1/15/28 (b)		105,000	100,868
EnLink Midstream Partners LP:
5.05% 4/1/45		140,000	100,862
5.45% 6/1/47		290,000	221,488
5.6% 4/1/44		490,000	383,976
EQM Midstream Partners LP:
4.75% 1/15/31 (b)		550,000	475,673
5.5% 7/15/28		440,000	402,274
6.5% 7/1/27 (b)		465,000	448,841
6.5% 7/15/48		265,000	224,845
7.5% 6/1/27 (b)		515,000	509,253
EQT Corp. 3.9% 10/1/27		405,000	383,381
Global Partners LP/GLP Finance Corp. 7% 8/1/27		2,410,000	2,276,974
Hess Corp.:
4.3% 4/1/27		7,041,000	6,874,271
5.6% 2/15/41		61,267,000	59,110,293
5.8% 4/1/47		5,019,000	4,980,851
7.125% 3/15/33		1,403,000	1,554,610
7.3% 8/15/31		1,709,000	1,909,364
7.875% 10/1/29		4,789,000	5,463,269
Hess Midstream Partners LP:
5.125% 6/15/28 (b)		780,000	724,425
5.5% 10/15/30 (b)		115,000	104,709
5.625% 2/15/26 (b)		1,503,000	1,465,530
Hilcorp Energy I LP/Hilcorp Finance Co.:
6% 4/15/30 (b)		520,000	478,728
6.25% 11/1/28 (b)		185,000	174,814
Holly Energy Partners LP/Holly Energy Finance Corp.:
5% 2/1/28 (b)		910,000	847,365
6.375% 4/15/27 (b)		215,000	209,230
Kinder Morgan, Inc. 3.6% 2/15/51		26,000,000	19,340,240
MPLX LP:
4.8% 2/15/29		1,376,000	1,343,237
4.875% 12/1/24		1,974,000	1,991,832
4.95% 9/1/32		13,900,000	13,467,382
5.5% 2/15/49		4,129,000	3,931,174
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)		110,000	92,919
New Fortress Energy, Inc.:
6.5% 9/30/26 (b)		1,930,000	1,828,386
6.75% 9/15/25 (b)		1,300,000	1,257,555
Occidental Petroleum Corp.:
3.5% 8/15/29		465,000	427,601
4.2% 3/15/48		310,000	260,518
4.3% 8/15/39		165,000	142,361
4.4% 4/15/46		480,000	416,400
4.4% 8/15/49		545,000	464,366
5.55% 3/15/26		5,734,000	5,872,963
6.125% 1/1/31		365,000	379,330
6.2% 3/15/40		160,000	162,400
6.45% 9/15/36		5,135,000	5,487,723
6.6% 3/15/46		4,886,000	5,377,996
7.5% 5/1/31		7,400,000	8,335,323
7.875% 9/15/31		100,000	115,255
8.875% 7/15/30		345,000	403,029
Ovintiv, Inc.:
5.15% 11/15/41		3,000,000	2,818,980
8.125% 9/15/30		5,649,000	6,278,605
Petroleos Mexicanos:
5.95% 1/28/31		3,260,000	2,439,295
6.35% 2/12/48		1,560,000	940,836
6.49% 1/23/27		3,630,000	3,216,180
6.5% 3/13/27		9,576,000	8,434,541
6.75% 9/21/47		22,490,000	14,121,471
6.84% 1/23/30		12,004,000	9,723,240
6.95% 1/28/60		32,166,000	20,023,335
7.69% 1/23/50		100,606,000	68,663,595
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		1,968,000	1,722,473
3.6% 11/1/24		1,903,000	1,857,631
Rattler Midstream LP 5.625% 7/15/25 (b)		1,110,000	1,132,611
Rockies Express Pipeline LLC:
4.8% 5/15/30 (b)		735,000	616,481
4.95% 7/15/29 (b)		276,000	248,944
6.875% 4/15/40 (b)		105,000	87,393
Sabine Pass Liquefaction LLC 4.5% 5/15/30		14,626,000	14,001,931
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		635,000	539,489
5.875% 3/15/28		135,000	125,527
6% 4/15/27		1,005,000	971,966
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (b)		125,000	108,081
6% 3/1/27 (b)		545,000	497,313
6% 12/31/30 (b)		655,000	573,298
6% 9/1/31 (b)		270,000	236,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.5% 3/1/30		135,000	131,863
The Williams Companies, Inc.:
3.5% 11/15/30		15,742,000	14,160,831
3.7% 1/15/23		808,000	808,368
4.65% 8/15/32		19,960,000	19,242,389
5.1% 9/15/45		9,765,000	9,090,155
5.3% 8/15/52		4,560,000	4,390,641
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (b)		340,000	296,650
3.875% 11/1/33 (b)		275,000	228,480
4.125% 8/15/31 (b)		325,000	282,078
Western Gas Partners LP:
3.95% 6/1/25		1,280,000	1,222,887
4.3% 2/1/30		1,420,000	1,281,550
4.65% 7/1/26		2,046,000	1,947,117
4.75% 8/15/28		1,236,000	1,163,533
			475,348,229
TOTAL ENERGY			476,692,902
FINANCIALS - 4.5%
Banks - 2.3%
AIB Group PLC:
1.875% 11/19/29 (Reg. S) (c)	EUR	2,710,000	2,512,078
2.25% 4/4/28 (Reg. S) (c)	EUR	3,400,000	3,121,715
2.875% 5/30/31 (Reg. S) (c)	EUR	700,000	643,305
Alpha Bank SA 4.25% 2/13/30 (Reg. S) (c)	EUR	895,000	748,073
Bank of America Corp.:
1.734% 7/22/27 (c)		25,000,000	22,183,802
2.299% 7/21/32 (c)		50,000,000	39,912,560
2.972% 2/4/33 (c)		20,000,000	16,803,834
3.3% 1/11/23		2,658,000	2,655,910
3.419% 12/20/28 (c)		5,193,000	4,810,073
3.5% 4/19/26		6,078,000	5,914,438
3.95% 4/21/25		37,660,000	37,283,702
4% 1/22/25		26,856,000	26,635,353
4.1% 7/24/23		1,426,000	1,428,414
4.183% 11/25/27		6,909,000	6,736,171
4.2% 8/26/24		8,311,000	8,297,500
4.25% 10/22/26		38,178,000	37,602,158
4.45% 3/3/26		6,522,000	6,495,479
Bank of Ireland Group PLC:
1.375% 8/11/31 (Reg. S) (c)	EUR	4,235,000	3,629,383
2.029% 9/30/27 (b)(c)		2,500,000	2,149,737
Barclays PLC:
2.279% 11/24/27 (c)		25,000,000	21,956,135
2.852% 5/7/26 (c)		14,944,000	13,990,912
4.375% 1/12/26		4,468,000	4,379,394
4.836% 5/9/28		6,102,000	5,756,119
5.088% 6/20/30 (c)		29,218,000	27,275,634
5.2% 5/12/26		1,556,000	1,544,102
5.746% 8/9/33 (c)		583,000	571,243
BNP Paribas SA:
2.159% 9/15/29 (b)(c)		3,350,000	2,756,866
2.219% 6/9/26 (b)(c)		13,752,000	12,676,332
2.5% 3/31/32 (Reg. S) (c)	EUR	2,500,000	2,267,680
BPCE SA:
1.5% 1/13/42 (Reg. S) (c)	EUR	2,200,000	1,913,149
4.875% 4/1/26 (b)		7,383,000	7,194,161
Canadian Imperial Bank of Commerce:
3.45% 4/7/27		16,220,000	15,548,504
3.6% 4/7/32		16,310,000	14,897,228
Citigroup, Inc.:
4.075% 4/23/29 (c)		4,606,000	4,381,065
4.125% 7/25/28		6,909,000	6,587,312
4.3% 11/20/26		1,766,000	1,741,123
4.4% 6/10/25		19,341,000	19,256,539
4.412% 3/31/31 (c)		34,201,000	32,636,326
4.45% 9/29/27		21,445,000	20,908,342
4.6% 3/9/26		17,445,000	17,403,745
5.3% 5/6/44		9,501,000	9,246,163
5.5% 9/13/25		7,738,000	7,938,348
Citizens Financial Group, Inc. 2.638% 9/30/32		7,305,000	5,810,315
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(c)		3,723,000	3,249,491
Danske Bank A/S 2.25% 1/14/28 (Reg. S) (c)	GBP	1,760,000	1,780,525
DNB Bank ASA 1.535% 5/25/27 (b)(c)		48,309,000	42,762,457
First Citizens Bank & Trust Co.:
3.929% 6/19/24 (c)		1,900,000	1,881,549
6.125% 3/9/28		40,920,000	42,203,961
HAT Holdings I LLC/HAT Holdings II LLC 3.375% 6/15/26 (b)		350,000	303,727
HSBC Holdings PLC:
2.251% 11/22/27 (c)		25,000,000	22,039,915
4.25% 3/14/24		1,433,000	1,428,724
4.95% 3/31/30		2,548,000	2,472,041
5.25% 3/14/44		1,039,000	947,153
5.402% 8/11/33 (c)		290,000	275,928
Intesa Sanpaolo SpA:
4.198% 6/1/32 (b)(c)		17,320,000	12,602,446
5.017% 6/26/24 (b)		10,324,000	9,876,489
5.71% 1/15/26 (b)		80,549,000	75,555,159
JPMorgan Chase & Co.:
2.956% 5/13/31 (c)		7,934,000	6,800,212
4.125% 12/15/26		15,380,000	15,186,410
4.586% 4/26/33 (c)		40,698,000	39,188,101
4.912% 7/25/33 (c)		100,000,000	98,890,182
Lloyds Banking Group PLC:
1.985% 12/15/31 (c)	GBP	1,195,000	1,169,738
4.976% 8/11/33 (c)		290,000	275,470
NatWest Group PLC:
3.073% 5/22/28 (c)		8,707,000	7,865,803
3.619% 3/29/29 (Reg. S) (c)	GBP	1,600,000	1,675,294
3.622% 8/14/30 (Reg. S) (c)	GBP	3,400,000	3,658,673
4.8% 4/5/26		19,815,000	19,704,497
5.125% 5/28/24		35,958,000	35,964,160
NatWest Markets PLC 2.375% 5/21/23 (b)		15,700,000	15,490,968
Rabobank Nederland 4.375% 8/4/25		4,789,000	4,708,887
Societe Generale:
1.038% 6/18/25 (b)(c)		75,000,000	69,951,687
1.488% 12/14/26 (b)(c)		16,638,000	14,499,438
4.25% 4/14/25 (b)		7,110,000	6,961,861
4.75% 11/24/25 (b)		1,485,000	1,450,819
UniCredit SpA 2.731% 1/15/32 (Reg. S) (c)	EUR	3,365,000	2,839,510
Virgin Money UK PLC 5.125% 12/11/30 (Reg. S) (c)	GBP	1,075,000	1,181,478
Wells Fargo & Co.:
2.406% 10/30/25 (c)		7,739,000	7,394,776
3.526% 3/24/28 (c)		23,819,000	22,501,222
4.3% 7/22/27		25,328,000	24,919,839
4.478% 4/4/31 (c)		19,300,000	18,560,998
4.897% 7/25/33 (c)		100,000,000	98,396,224
Westpac Banking Corp. 4.11% 7/24/34 (c)		5,171,000	4,651,261
			1,229,467,495
Capital Markets - 1.0%
Affiliated Managers Group, Inc. 4.25% 2/15/24		1,396,000	1,397,163
Ares Capital Corp.:
3.25% 7/15/25		42,000,000	39,380,412
3.875% 1/15/26		22,188,000	20,867,029
4.2% 6/10/24		15,463,000	15,324,412
Coinbase Global, Inc.:
3.375% 10/1/28 (b)		685,000	442,685
3.625% 10/1/31 (b)		1,480,000	901,076
Credit Suisse Group AG:
2.125% 10/13/26 (Reg. S) (c)	EUR	2,500,000	2,300,705
2.125% 11/15/29 (Reg. S) (c)	GBP	1,300,000	1,144,492
2.593% 9/11/25 (b)(c)		14,306,000	13,236,311
3.75% 3/26/25		9,717,000	9,284,947
4.194% 4/1/31 (b)(c)		38,618,000	32,447,718
4.282% 1/9/28 (b)		2,250,000	2,019,838
4.55% 4/17/26		3,126,000	2,996,440
6.537% 8/12/33 (b)(c)		290,000	276,920
Deutsche Bank AG:
3.25% 5/24/28 (Reg. S) (c)	EUR	1,000,000	936,603
4% 6/24/32 (Reg. S) (c)	EUR	2,300,000	2,087,366
4.5% 4/1/25		33,327,000	32,246,853
Deutsche Bank AG New York Branch:
2.311% 11/16/27 (c)		25,000,000	21,238,244
3.3% 11/16/22		7,369,000	7,356,494
3.729% 1/14/32 (c)		10,000,000	7,356,083
4.1% 1/13/26		8,332,000	8,131,602
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)		18,425,000	14,914,658
3.102% 2/24/33 (c)		40,000,000	34,029,600
3.272% 9/29/25 (c)		35,921,000	34,986,494
4.25% 10/21/25		12,215,000	12,048,606
6.75% 10/1/37		59,592,000	66,053,149
Hightower Holding LLC 6.75% 4/15/29 (b)		835,000	701,782
Intercontinental Exchange, Inc. 3.75% 12/1/25		2,038,000	2,016,360
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)		155,000	140,444
LPL Holdings, Inc. 4% 3/15/29 (b)		1,070,000	947,399
Morgan Stanley:
3.125% 7/27/26		14,775,000	14,076,388
3.622% 4/1/31 (c)		17,370,000	15,916,023
3.625% 1/20/27		16,594,000	16,122,010
3.7% 10/23/24		4,754,000	4,720,220
3.875% 4/29/24		4,377,000	4,365,838
4.875% 11/1/22		9,955,000	9,980,397
4.889% 7/20/33 (c)		49,499,000	49,274,239
5% 11/24/25		21,351,000	21,683,534
MSCI, Inc. 3.25% 8/15/33 (b)		215,000	170,644
State Street Corp. 2.901% 3/30/26 (c)		1,141,000	1,096,890
UBS Group AG:
1.494% 8/10/27 (b)(c)		11,792,000	10,241,542
4.988% 8/5/33 (Reg. S) (c)		300,000	289,144
			535,148,754
Consumer Finance - 0.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24		47,700,000	44,137,287
1.75% 1/30/26		14,780,000	13,028,399
2.45% 10/29/26		8,602,000	7,584,842
2.875% 8/14/24		8,576,000	8,192,194
3% 10/29/28		9,010,000	7,659,570
3.3% 1/30/32		9,639,000	7,778,976
4.125% 7/3/23		4,250,000	4,239,540
4.45% 4/3/26		4,254,000	4,087,678
4.875% 1/16/24		6,629,000	6,597,177
6.5% 7/15/25		6,613,000	6,771,539
Ally Financial, Inc.:
1.45% 10/2/23		3,893,000	3,775,024
3.05% 6/5/23		17,631,000	17,497,690
3.875% 5/21/24		8,893,000	8,817,419
4.625% 3/30/25		3,595,000	3,584,237
5.125% 9/30/24		3,534,000	3,578,585
5.8% 5/1/25		9,417,000	9,633,028
8% 11/1/31		5,022,000	5,588,428
Capital One Financial Corp.:
2.636% 3/3/26 (c)		11,804,000	11,186,769
3.273% 3/1/30 (c)		12,200,000	10,736,899
3.65% 5/11/27		21,700,000	20,743,189
3.8% 1/31/28		10,723,000	10,132,136
4.985% 7/24/26 (c)		15,821,000	15,798,827
5.247% 7/26/30 (c)		15,820,000	15,562,849
Discover Financial Services:
3.95% 11/6/24		1,874,000	1,855,079
4.1% 2/9/27		13,375,000	12,839,868
4.5% 1/30/26		5,913,000	5,791,027
Ford Motor Credit Co. LLC:
2.3% 2/10/25		275,000	250,690
2.7% 8/10/26		5,665,000	4,929,115
2.9% 2/10/29		275,000	222,544
3.625% 6/17/31		5,000,000	4,048,650
4% 11/13/30		17,230,000	14,393,597
4.063% 11/1/24		46,639,000	45,273,876
4.125% 8/17/27		19,335,000	17,415,615
4.687% 6/9/25		430,000	412,800
4.95% 5/28/27		10,000,000	9,388,250
5.113% 5/3/29		1,320,000	1,219,911
5.125% 6/16/25		320,000	312,589
5.584% 3/18/24		8,520,000	8,479,115
OneMain Finance Corp.:
3.5% 1/15/27		2,190,000	1,807,605
3.875% 9/15/28		1,350,000	1,053,000
Synchrony Financial:
3.95% 12/1/27		8,239,000	7,490,166
4.25% 8/15/24		8,335,000	8,240,410
4.375% 3/19/24		8,694,000	8,657,431
5.15% 3/19/29		18,424,000	17,522,685
			418,316,305
Diversified Financial Services - 0.2%
Altus Midstream LP 5.875% 6/15/30 (b)		245,000	233,071
Blackstone Private Credit Fund:
4.7% 3/24/25		31,043,000	30,039,706
4.875% 4/14/26	GBP	2,200,000	2,298,392
Brixmor Operating Partnership LP:
4.05% 7/1/30		9,134,000	8,119,092
4.125% 6/15/26		5,362,000	5,183,609
4.125% 5/15/29		19,691,000	18,124,979
Equitable Holdings, Inc. 3.9% 4/20/23		674,000	674,812
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24		740,000	703,947
5.25% 5/15/27		3,430,000	3,117,013
6.25% 5/15/26		2,206,000	2,114,749
Jackson Financial, Inc.:
5.17% 6/8/27		8,628,000	8,517,404
5.67% 6/8/32		10,893,000	10,574,466
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	2,050,000	1,513,220
M&G PLC 5.625% 10/20/51 (Reg. S) (c)	GBP	1,485,000	1,602,475
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)		7,300,000	7,208,464
Pine Street Trust I 4.572% 2/15/29 (b)		7,749,000	7,391,623
Pine Street Trust II 5.568% 2/15/49 (b)		7,700,000	7,450,137
VMED O2 UK Financing I PLC 4.25% 1/31/31 (b)		1,805,000	1,455,624
			116,322,783
Insurance - 0.2%
AIA Group Ltd. 0.88% 9/9/33 (Reg. S) (c)	EUR	705,000	574,690
Alliant Holdings Intermediate LLC 4.25% 10/15/27 (b)		820,000	738,631
Credit Agricole Assurances SA 4.75% 9/27/48 (c)	EUR	2,200,000	2,205,471
Demeter Investments BV 5.625% 8/15/52 (Reg. S) (c)		5,775,000	5,500,688
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (c)	EUR	800,000	725,960
Five Corners Funding Trust II 2.85% 5/15/30 (b)		19,470,000	16,880,641
Liberty Mutual Group, Inc. 3.95% 5/15/60 (b)		12,820,000	9,123,937
Lincoln National Corp. 3.4% 1/15/31		14,811,000	13,189,990
Pacific LifeCorp 5.125% 1/30/43 (b)		2,623,000	2,520,204
Pricoa Global Funding I 5.375% 5/15/45 (c)		3,148,000	3,093,609
Prudential Financial, Inc. 6% 9/1/52 (c)		27,700,000	27,346,541
Prudential PLC 2.95% 11/3/33 (Reg. S) (c)		3,700,000	3,149,159
QBE Insurance Group Ltd.:
2.5% 9/13/38 (Reg. S) (c)	GBP	1,705,000	1,559,800
6.75% 12/2/44 (Reg. S) (c)		3,605,000	3,618,519
Ryan Specialty Group LLC 4.375% 2/1/30 (b)		400,000	360,500
SunAmerica, Inc.:
3.85% 4/5/29 (b)		7,387,000	6,799,001
3.9% 4/5/32 (b)		8,759,000	7,868,051
4.35% 4/5/42 (b)		2,000,000	1,695,577
4.4% 4/5/52 (b)		5,916,000	4,935,136
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)		3,000,000	2,850,000
Unum Group:
4% 6/15/29		6,130,000	5,689,881
5.75% 8/15/42		1,622,000	1,500,751
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (c)		1,650,000	1,344,882
			123,271,619
Thrifts & Mortgage Finance - 0.0%
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. 3.625% 3/1/29 (b)		655,000	527,275
TOTAL FINANCIALS			2,423,054,231
HEALTH CARE - 0.4%
Biotechnology - 0.0%
AbbVie, Inc. 3.2% 11/21/29		4,900,000	4,475,491
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		1,197,000	837,900
Grifols Escrow Issuer SA 4.75% 10/15/28 (b)		200,000	166,730
			5,480,121
Health Care Equipment & Supplies - 0.0%
Avantor Funding, Inc. 4.625% 7/15/28 (b)		915,000	832,540
Hologic, Inc.:
3.25% 2/15/29 (b)		545,000	464,588
4.625% 2/1/28 (b)		65,000	60,531
Teleflex, Inc. 4.25% 6/1/28 (b)		145,000	131,739
			1,489,398
Health Care Providers & Services - 0.2%
180 Medical, Inc. 3.875% 10/15/29 (b)		200,000	174,119
Centene Corp.:
2.45% 7/15/28		11,370,000	9,589,344
2.5% 3/1/31		945,000	754,034
2.625% 8/1/31		5,485,000	4,388,329
3.375% 2/15/30		7,725,000	6,624,188
4.25% 12/15/27		6,215,000	5,902,137
4.625% 12/15/29		8,795,000	8,285,242
Cigna Corp. 4.375% 10/15/28		6,630,000	6,529,116
CVS Health Corp. 3.625% 4/1/27		3,208,000	3,119,914
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (b)		1,405,000	1,131,081
Elevance Health, Inc. 3.3% 1/15/23		4,322,000	4,315,979
HCA Holdings, Inc.:
3.5% 9/1/30		6,935,000	6,051,777
3.625% 3/15/32 (b)		2,557,000	2,209,219
5.375% 9/1/26		4,125,000	4,136,323
5.625% 9/1/28		7,361,000	7,398,431
5.875% 2/1/29		8,845,000	9,015,885
HealthEquity, Inc. 4.5% 10/1/29 (b)		110,000	96,749
Humana, Inc. 3.7% 3/23/29		6,817,000	6,437,062
Molina Healthcare, Inc. 3.875% 11/15/30 (b)		850,000	735,718
Owens & Minor, Inc. 4.5% 3/31/29 (b)		160,000	136,365
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)		410,000	349,513
RP Escrow Issuer LLC 5.25% 12/15/25 (b)		785,000	700,738
Sabra Health Care LP:
3.2% 12/1/31		18,596,000	14,786,582
3.9% 10/15/29		6,606,000	5,759,896
Surgery Center Holdings, Inc. 6.75% 7/1/25 (b)		515,000	496,871
Tenet Healthcare Corp.:
4.625% 6/15/28 (b)		2,765,000	2,513,371
4.875% 1/1/26 (b)		385,000	365,750
5.125% 11/1/27 (b)		1,000,000	926,500
6.125% 6/15/30 (b)		425,000	408,043
Toledo Hospital 5.325% 11/15/28		2,395,000	1,565,801
			114,904,077
Health Care Technology - 0.0%
IQVIA, Inc. 5% 5/15/27 (b)		630,000	608,826
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)		180,000	155,137
4.25% 5/1/28 (b)		70,000	64,153
			219,290
Pharmaceuticals - 0.2%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)		50,548,000	49,721,070
Catalent Pharma Solutions 3.5% 4/1/30 (b)		1,205,000	992,444
Elanco Animal Health, Inc.:
5.772% 8/28/23 (d)		3,402,000	3,396,217
6.4% 8/28/28 (c)		1,432,000	1,331,760
Jazz Securities DAC 4.375% 1/15/29 (b)		225,000	202,892
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (b)		530,000	475,500
5.125% 4/30/31 (b)		530,000	463,750
Utah Acquisition Sub, Inc. 3.95% 6/15/26		2,065,000	1,940,570
Viatris, Inc.:
1.65% 6/22/25		1,773,000	1,616,104
2.7% 6/22/30		9,017,000	7,102,296
3.85% 6/22/40		3,928,000	2,728,835
4% 6/22/50		6,783,000	4,382,736
Zoetis, Inc. 3.25% 2/1/23		1,210,000	1,208,746
			75,562,920
TOTAL HEALTH CARE			198,264,632
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
BAE Systems PLC 3.4% 4/15/30 (b)		4,094,000	3,727,113
BWX Technologies, Inc. 4.125% 6/30/28 (b)		480,000	441,600
Howmet Aerospace, Inc.:
5.95% 2/1/37		25,000	24,243
6.75% 1/15/28		365,000	375,950
Moog, Inc. 4.25% 12/15/27 (b)		980,000	897,043
Rolls-Royce PLC:
3.375% 6/18/26	GBP	1,940,000	1,954,520
5.75% 10/15/27 (b)		615,000	556,470
The Boeing Co.:
5.04% 5/1/27		6,070,000	6,051,743
5.15% 5/1/30		6,070,000	5,974,157
5.805% 5/1/50		6,070,000	5,821,910
5.93% 5/1/60		6,070,000	5,796,724
TransDigm, Inc.:
6.25% 3/15/26 (b)		2,552,000	2,507,340
7.5% 3/15/27		95,000	92,625
8% 12/15/25 (b)		1,120,000	1,147,104
			35,368,542
Airlines - 0.0%
United Airlines, Inc. 4.375% 4/15/26 (b)		530,000	483,228
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)		1,565,000	1,486,750
Builders FirstSource, Inc. 4.25% 2/1/32 (b)		260,000	207,541
Standard Industries, Inc./New Jersey 4.375% 7/15/30 (b)		715,000	567,728
			2,262,019
Commercial Services & Supplies - 0.0%
ADT Corp.:
4.125% 8/1/29 (b)		270,000	231,857
4.875% 7/15/32 (b)		670,000	560,486
Madison IAQ LLC 4.125% 6/30/28 (b)		1,245,000	1,067,588
Nielsen Finance LLC/Nielsen Finance Co. 5.625% 10/1/28 (b)		495,000	496,129
Prime Securities Services Borrower LLC/Prime Finance, Inc. 3.375% 8/31/27 (b)		1,230,000	1,058,569
Rentokil Initial PLC 5% 6/27/32 (Reg. S)	GBP	750,000	860,042
Stericycle, Inc. 3.875% 1/15/29 (b)		450,000	389,813
The GEO Group, Inc. 9.5% 12/31/28 (b)		305,000	272,975
			4,937,459
Construction & Engineering - 0.0%
AECOM 5.125% 3/15/27		1,077,000	1,044,690
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/29 (b)		275,000	237,721
Vertiv Group Corp. 4.125% 11/15/28 (b)		675,000	583,875
			821,596
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25% 2/1/27 (b)		500,000	437,379
Machinery - 0.0%
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (b)		1,065,000	969,150
Marine - 0.0%
Seaspan Corp. 5.5% 8/1/29 (b)		270,000	222,354
Professional Services - 0.0%
ASGN, Inc. 4.625% 5/15/28 (b)		1,470,000	1,299,151
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (b)		765,000	680,468
4% 7/1/29 (b)		105,000	92,576
TriNet Group, Inc. 3.5% 3/1/29 (b)		405,000	347,314
			2,419,509
Road & Rail - 0.0%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	1,740,000	1,696,078
XPO Logistics, Inc. 6.25% 5/1/25 (b)		771,000	779,985
			2,476,063
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
0.7% 2/15/24		10,742,000	10,142,038
2.25% 1/15/23		1,863,000	1,849,259
3% 9/15/23		583,000	574,832
3.375% 7/1/25		11,630,000	11,043,958
3.75% 6/1/26		5,000,000	4,731,626
4.25% 2/1/24		7,180,000	7,161,224
4.25% 9/15/24		2,331,000	2,304,116
Travis Perkins PLC 3.75% 2/17/26 (Reg. S)	GBP	1,100,000	1,143,119
			38,950,172
Transportation Infrastructure - 0.0%
Aeroporti di Roma SPA 1.75% 7/30/31 (Reg. S)	EUR	1,340,000	1,010,963
Autostrade per L'italia SpA 2.25% 1/25/32 (Reg. S)	EUR	1,850,000	1,441,297
Avolon Holdings Funding Ltd.:
3.25% 2/15/27 (b)		10,726,000	9,283,170
3.95% 7/1/24 (b)		2,844,000	2,715,581
4.375% 5/1/26 (b)		7,394,000	6,835,167
5.25% 5/15/24 (b)		4,186,000	4,104,020
Heathrow Funding Ltd. 2.625% 3/16/28 (Reg. S)	GBP	3,560,000	3,505,379
Holding d'Infrastructures et des Metiers de l'Environnement 0.625% 9/16/28 (Reg. S)	EUR	700,000	566,430
			29,462,007
TOTAL INDUSTRIALS			119,854,168
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.0%
Cellnex Finance Co. SA 1% 9/15/27 (Reg. S)	EUR	2,900,000	2,418,682
Viavi Solutions, Inc. 3.75% 10/1/29 (b)		545,000	467,652
			2,886,334
Electronic Equipment & Components - 0.0%
Dell International LLC/EMC Corp.:
5.45% 6/15/23		1,493,000	1,508,280
6.02% 6/15/26		1,948,000	2,023,292
II-VI, Inc. 5% 12/15/29 (b)		1,215,000	1,081,800
Sensata Technologies, Inc. 3.75% 2/15/31 (b)		1,410,000	1,164,762
TTM Technologies, Inc. 4% 3/1/29 (b)		315,000	272,476
			6,050,610
IT Services - 0.0%
Block, Inc. 2.75% 6/1/26		265,000	235,498
Gartner, Inc.:
3.625% 6/15/29 (b)		155,000	133,300
3.75% 10/1/30 (b)		255,000	218,663
4.5% 7/1/28 (b)		395,000	364,565
Twilio, Inc. 3.875% 3/15/31		200,000	161,386
			1,113,412
Semiconductors & Semiconductor Equipment - 0.1%
Broadcom, Inc.:
1.95% 2/15/28 (b)		2,879,000	2,469,377
2.45% 2/15/31 (b)		19,432,000	15,494,164
2.6% 2/15/33 (b)		19,432,000	14,942,096
3.5% 2/15/41 (b)		19,430,000	14,575,537
3.75% 2/15/51 (b)		9,284,000	6,806,030
Entegris, Inc. 4.375% 4/15/28 (b)		755,000	666,435
onsemi 3.875% 9/1/28 (b)		300,000	267,540
			55,221,179
Software - 0.1%
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (b)		325,000	311,223
Crowdstrike Holdings, Inc. 3% 2/15/29		295,000	261,075
Fair Isaac Corp.:
4% 6/15/28 (b)		330,000	291,513
5.25% 5/15/26 (b)		793,000	767,140
MicroStrategy, Inc. 6.125% 6/15/28 (b)		415,000	346,309
Open Text Corp.:
3.875% 2/15/28 (b)		420,000	358,050
3.875% 12/1/29 (b)		960,000	774,175
Oracle Corp.:
2.5% 4/1/25		8,253,000	7,834,483
2.8% 4/1/27		8,253,000	7,554,864
2.95% 4/1/30		8,300,000	7,083,801
3.85% 4/1/60		8,300,000	5,503,297
			31,085,930
TOTAL INFORMATION TECHNOLOGY			96,357,465
MATERIALS - 0.0%
Chemicals - 0.0%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (b)		585,000	541,856
LSB Industries, Inc. 6.25% 10/15/28 (b)		560,000	518,308
Methanex Corp.:
5.125% 10/15/27		765,000	696,533
5.25% 12/15/29		90,000	75,608
5.65% 12/1/44		581,000	424,115
NOVA Chemicals Corp.:
5% 5/1/25 (b)		1,030,000	968,710
5.25% 6/1/27 (b)		949,000	837,867
Nufarm Australia Ltd. 5% 1/27/30 (b)		675,000	560,250
Olin Corp.:
5% 2/1/30		1,715,000	1,556,393
5.125% 9/15/27		975,000	925,426
5.625% 8/1/29		465,000	443,038
SPCM SA 3.125% 3/15/27 (b)		285,000	252,938
The Chemours Co. LLC:
5.375% 5/15/27		1,115,000	1,028,431
5.75% 11/15/28 (b)		275,000	246,125
Valvoline, Inc. 4.25% 2/15/30 (b)		165,000	160,859
W.R. Grace Holding LLC:
4.875% 6/15/27 (b)		305,000	282,088
5.625% 10/1/24 (b)		1,254,000	1,238,325
			10,756,870
Containers & Packaging - 0.0%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 6% 6/15/27 (b)		340,000	333,245
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (b)		25,000	21,567
Ball Corp. 3.125% 9/15/31		955,000	773,479
Graphic Packaging International, Inc. 3.75% 2/1/30 (b)		135,000	116,030
OI European Group BV 4.75% 2/15/30 (b)		280,000	226,716
Trivium Packaging Finance BV 5.5% 8/15/26 (b)		485,000	465,600
			1,936,637
Metals & Mining - 0.0%
Commercial Metals Co. 3.875% 2/15/31		565,000	468,961
FMG Resources Pty Ltd. 4.5% 9/15/27 (b)		10,000	9,135
HudBay Minerals, Inc. 4.5% 4/1/26 (b)		135,000	122,513
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)		1,005,000	865,642
Mineral Resources Ltd. 8% 11/1/27 (b)		360,000	359,141
Novelis Corp. 3.875% 8/15/31 (b)		270,000	217,933
PMHC II, Inc. 9% 2/15/30 (b)		425,000	309,609
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (b)		75,000	67,313
			2,420,247
Paper & Forest Products - 0.0%
Glatfelter Corp. 4.75% 11/15/29 (b)		220,000	136,400
TOTAL MATERIALS			15,250,154
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32		8,258,000	6,525,663
4.9% 12/15/30		7,224,000	7,182,447
American Homes 4 Rent LP:
2.375% 7/15/31		1,482,000	1,189,326
3.375% 7/15/51		2,291,000	1,563,204
3.625% 4/15/32		8,086,000	7,057,387
4.3% 4/15/52		5,604,000	4,516,876
Boston Properties, Inc. 4.5% 12/1/28		4,766,000	4,638,437
Corporate Office Properties LP:
2% 1/15/29		1,600,000	1,263,823
2.25% 3/15/26		2,969,000	2,661,145
2.75% 4/15/31		3,419,000	2,685,046
Duke Realty LP 3.25% 6/30/26		589,000	562,359
Healthcare Trust of America Holdings LP:
3.1% 2/15/30		1,868,000	1,609,673
3.5% 8/1/26		1,945,000	1,855,185
Hudson Pacific Properties LP 4.65% 4/1/29		10,668,000	10,015,054
Invitation Homes Operating Partnership LP 4.15% 4/15/32		12,097,000	10,874,684
Iron Mountain, Inc. 4.875% 9/15/29 (b)		615,000	533,343
Kimco Realty Corp.:
2.25% 12/1/31		15,265,000	12,227,879
3.375% 10/15/22		456,000	456,002
Kite Realty Group Trust:
4% 3/15/25		10,791,000	10,514,284
4.75% 9/15/30		17,486,000	15,876,764
LXP Industrial Trust (REIT):
2.7% 9/15/30		1,445,000	1,165,798
4.4% 6/15/24		948,000	935,286
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		12,277,000	9,323,301
3.375% 2/1/31		5,854,000	4,768,382
3.625% 10/1/29		8,376,000	7,159,474
4.375% 8/1/23		1,006,000	999,475
4.5% 1/15/25		2,013,000	1,994,994
4.5% 4/1/27		716,000	685,706
4.75% 1/15/28		11,294,000	10,801,375
4.95% 4/1/24		882,000	884,292
5.25% 1/15/26		3,755,000	3,722,886
Piedmont Operating Partnership LP 2.75% 4/1/32		3,072,000	2,339,624
Realty Income Corp.:
2.2% 6/15/28		1,380,000	1,211,170
2.85% 12/15/32		1,698,000	1,455,909
3.25% 1/15/31		1,828,000	1,638,652
3.4% 1/15/28		2,874,000	2,696,106
Retail Opportunity Investments Partnership LP:
4% 12/15/24		641,000	623,887
5% 12/15/23		494,000	494,902
SBA Communications Corp. 3.875% 2/15/27		515,000	468,793
Service Properties Trust:
3.95% 1/15/28		40,000	29,783
4.375% 2/15/30		415,000	304,216
4.95% 10/1/29		245,000	185,164
5.5% 12/15/27		230,000	198,982
Simon Property Group LP:
2.45% 9/13/29		3,008,000	2,596,270
3.375% 12/1/27		6,125,000	5,782,341
SITE Centers Corp.:
3.625% 2/1/25		1,532,000	1,474,430
4.25% 2/1/26		2,753,000	2,680,833
Store Capital Corp.:
2.75% 11/18/30		3,456,000	2,805,225
4.625% 3/15/29		2,374,000	2,294,711
Sun Communities Operating LP:
2.3% 11/1/28		3,510,000	2,963,591
2.7% 7/15/31		8,479,000	6,825,817
Uniti Group, Inc. 7.875% 2/15/25 (b)		1,050,000	1,037,290
Ventas Realty LP:
2.5% 9/1/31		22,080,000	18,016,613
3% 1/15/30		11,060,000	9,626,567
4% 3/1/28		2,150,000	2,046,532
4.125% 1/15/26		999,000	979,893
4.75% 11/15/30		16,500,000	15,998,837
VICI Properties LP:
4.375% 5/15/25		2,145,000	2,094,528
4.75% 2/15/28		12,672,000	12,160,148
4.95% 2/15/30		15,585,000	14,963,485
5.125% 5/15/32		5,731,000	5,461,471
VICI Properties LP / VICI Note Co.:
4.25% 12/1/26 (b)		1,640,000	1,536,139
4.5% 9/1/26 (b)		1,508,000	1,420,966
4.625% 6/15/25 (b)		150,000	145,194
Vornado Realty LP:
2.15% 6/1/26		3,558,000	3,131,536
3.4% 6/1/31		12,870,000	10,476,739
WP Carey, Inc.:
3.85% 7/15/29		1,773,000	1,644,236
4% 2/1/25		3,423,000	3,389,441
4.6% 4/1/24		5,327,000	5,342,033
			294,791,604
Real Estate Management & Development - 0.1%
ACCENTRO Real Estate AG 3.625% 2/13/23 (Reg. S)	EUR	1,460,000	760,024
ADLER Group SA:
1.875% 1/14/26 (Reg. S)	EUR	500,000	270,080
2.25% 4/27/27 (Reg. S)	EUR	5,500,000	2,929,982
Akelius Residential Property AB 3.875% 10/5/78 (Reg. S) (c)	EUR	650,000	633,621
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	4,220,000	3,359,471
2.625% 10/20/28 (Reg. S)	GBP	650,000	616,554
Brandywine Operating Partnership LP:
3.95% 2/15/23		7,832,000	7,828,726
3.95% 11/15/27		4,382,000	4,039,009
4.1% 10/1/24		3,961,000	3,886,113
4.55% 10/1/29		1,896,000	1,784,520
CBRE Group, Inc.:
2.5% 4/1/31		10,225,000	8,207,722
4.875% 3/1/26		7,844,000	7,895,949
Essex Portfolio LP 3.875% 5/1/24		1,923,000	1,909,335
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	1,390,000	1,069,522
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	1,400,000	1,096,421
Howard Hughes Corp. 4.375% 2/1/31 (b)		395,000	315,870
Kennedy-Wilson, Inc. 4.75% 2/1/30		540,000	444,150
Mid-America Apartments LP 4% 11/15/25		828,000	811,080
Post Apartment Homes LP 3.375% 12/1/22		251,000	251,000
Samhallsbyggnadsbolaget I Norden AB:
1% 8/12/27 (Reg. S)	EUR	650,000	444,188
1.75% 1/14/25 (Reg. S)	EUR	652,000	544,989
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	700,000	600,728
Tanger Properties LP:
2.75% 9/1/31		8,876,000	6,750,187
3.125% 9/1/26		2,628,000	2,440,359
3.875% 7/15/27		11,191,000	10,453,159
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	1,300,000	1,143,325
			70,486,084
TOTAL REAL ESTATE			365,277,688
UTILITIES - 0.3%
Electric Utilities - 0.1%
Alabama Power Co. 3.05% 3/15/32		16,210,000	14,748,463
AusNet Services Holdings Pty Ltd. 1.625% 3/11/81 (Reg. S) (c)	EUR	1,360,000	1,058,370
CEZ A/S 2.375% 4/6/27 (Reg. S)	EUR	400,000	370,987
Clearway Energy Operating LLC:
3.75% 2/15/31 (b)		925,000	772,396
4.75% 3/15/28 (b)		140,000	131,075
Cleco Corporate Holdings LLC 3.375% 9/15/29		4,843,000	4,287,822
DPL, Inc. 4.35% 4/15/29		7,785,000	6,840,952
Duke Energy Corp. 3.85% 6/15/34	EUR	1,450,000	1,383,911
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)		2,328,000	1,899,432
2.775% 1/7/32 (b)		8,828,000	7,198,531
Enel SpA 3.375% (Reg. S) (c)(e)	EUR	1,855,000	1,661,452
Exelon Corp.:
2.75% 3/15/27 (b)		3,591,000	3,354,866
3.35% 3/15/32 (b)		4,360,000	3,910,553
4.1% 3/15/52 (b)		3,230,000	2,792,875
FirstEnergy Corp. 7.375% 11/15/31		5,738,000	6,734,031
InterGen NV 7% 6/30/23 (b)		964,000	915,800
IPALCO Enterprises, Inc. 3.7% 9/1/24		1,963,000	1,936,321
NextEra Energy Partners LP 4.25% 9/15/24 (b)		56,000	54,600
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (c)	EUR	2,060,000	1,687,095
NRG Energy, Inc.:
3.625% 2/15/31 (b)		1,785,000	1,417,826
5.25% 6/15/29 (b)		484,000	432,599
5.75% 1/15/28		581,000	547,656
6.625% 1/15/27		57,000	56,548
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)		811,864	785,479
PG&E Corp.:
5% 7/1/28		4,480,000	3,978,083
5.25% 7/1/30		1,155,000	998,498
Southern Co. 1.875% 9/15/81 (c)	EUR	2,800,000	2,045,676
Vistra Operations Co. LLC:
5.5% 9/1/26 (b)		3,498,000	3,377,494
5.625% 2/15/27 (b)		665,000	640,063
			76,019,454
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (b)		1,116,057	1,182,183
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)		185,000	163,135
			1,345,318
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG 2.75% 5/24/30 (Reg. S)	EUR	3,350,000	3,185,696
TerraForm Power Operating LLC:
4.75% 1/15/30 (b)		75,000	66,402
5% 1/31/28 (b)		656,000	601,269
The AES Corp.:
2.45% 1/15/31		4,011,000	3,304,997
3.3% 7/15/25 (b)		15,965,000	15,142,803
3.95% 7/15/30 (b)		13,922,000	12,717,747
			35,018,914
Multi-Utilities - 0.1%
Berkshire Hathaway Energy Co.:
3.7% 7/15/30		1,758,000	1,675,983
4.05% 4/15/25		21,459,000	21,487,537
Consolidated Edison Co. of New York, Inc. 3.95% 4/1/50		2,477,000	2,142,360
NiSource, Inc.:
2.95% 9/1/29		12,206,000	10,861,884
3.49% 5/15/27		13,900,000	13,297,206
5.95% 6/15/41		1,737,000	1,791,847
Puget Energy, Inc.:
4.1% 6/15/30		6,250,000	5,757,394
4.224% 3/15/32		15,319,000	14,113,138
Sempra Energy 6% 10/15/39		2,744,000	2,936,070
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 5.0176% 5/15/67 (c)(f)		1,843,000	1,530,243
			75,593,662
TOTAL UTILITIES			187,977,348
TOTAL NONCONVERTIBLE BONDS (Cost $5,645,511,322)			5,119,775,272

U.S. Treasury Obligations - 9.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
2% 11/15/41 (g)(h)(i)	3,600,000	2,796,469
2.25% 2/15/52	85,500,000	68,293,125
2.375% 5/15/51	674,726,000	555,489,265
2.875% 5/15/52	409,400,000	377,287,688
3.25% 5/15/42 (g)(h)(i)	10,630,000	10,168,259
3.375% 8/15/42	10,900,000	10,636,016
U.S. Treasury Notes:
0.5% 5/31/27	520,000,000	455,101,561
1.125% 10/31/26	250,000,000	227,792,970
1.25% 12/31/26	545,000,000	498,015,038
1.25% 4/30/28	250,000,000	222,841,798
1.25% 5/31/28	74,500,000	66,339,922
1.25% 6/30/28	75,000,000	66,644,531
1.5% 2/29/24	11,000,000	10,684,609
1.5% 1/31/27	417,000,000	384,780,236
1.875% 2/28/27	310,000,000	290,661,329
1.875% 2/28/29	150,000,000	137,490,234
2.625% 7/31/29 (i)	16,035,000	15,371,051
2.75% 8/15/32 (g)(h)(i)	633,761,000	611,381,315
2.875% 5/15/32	963,805,000	939,408,686
3.125% 11/15/28	51,642,000	50,986,389
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,417,254,069)		5,002,170,491

U.S. Government Agency - Mortgage Securities - 20.5%
	Principal Amount (a)	Value ($)
Fannie Mae - 6.5%
12 month U.S. LIBOR + 1.440% 1.945% 4/1/37 (c)(f)	6,965	7,012
12 month U.S. LIBOR + 1.460% 1.854% 1/1/35 (c)(f)	7,261	7,341
12 month U.S. LIBOR + 1.480% 3.787% 7/1/34 (c)(f)	1,886	1,920
12 month U.S. LIBOR + 1.530% 1.94% 3/1/36 (c)(f)	1,627	1,642
12 month U.S. LIBOR + 1.550% 3.803% 6/1/36 (c)(f)	6,928	7,100
12 month U.S. LIBOR + 1.560% 2.065% 3/1/37 (c)(f)	6,077	6,142
12 month U.S. LIBOR + 1.620% 2.245% 3/1/33 (c)(f)	8,047	8,136
12 month U.S. LIBOR + 1.620% 2.553% 5/1/35 (c)(f)	11,256	11,484
12 month U.S. LIBOR + 1.630% 1.815% 9/1/36 (c)(f)	5,315	5,434
12 month U.S. LIBOR + 1.630% 2.884% 11/1/36 (c)(f)	3,294	3,349
12 month U.S. LIBOR + 1.640% 1.895% 6/1/47 (c)(f)	8,211	8,413
12 month U.S. LIBOR + 1.640% 3.274% 5/1/36 (c)(f)	12,624	12,875
12 month U.S. LIBOR + 1.680% 2.704% 7/1/43 (c)(f)	105,509	107,584
12 month U.S. LIBOR + 1.700% 3.184% 6/1/42 (c)(f)	11,813	12,065
12 month U.S. LIBOR + 1.710% 3.926% 8/1/35 (c)(f)	4,153	4,249
12 month U.S. LIBOR + 1.730% 2.012% 3/1/40 (c)(f)	13,023	13,247
12 month U.S. LIBOR + 1.730% 3.441% 5/1/36 (c)(f)	9,721	9,956
12 month U.S. LIBOR + 1.750% 2.434% 7/1/35 (c)(f)	4,039	4,095
12 month U.S. LIBOR + 1.750% 2.579% 8/1/41 (c)(f)	18,045	18,514
12 month U.S. LIBOR + 1.800% 2.054% 1/1/42 (c)(f)	27,515	27,983
12 month U.S. LIBOR + 1.800% 2.498% 12/1/40 (c)(f)	381,106	390,114
12 month U.S. LIBOR + 1.800% 4.05% 7/1/41 (c)(f)	7,247	7,419
12 month U.S. LIBOR + 1.810% 2.06% 12/1/39 (c)(f)	9,315	9,466
12 month U.S. LIBOR + 1.810% 2.068% 9/1/41 (c)(f)	3,952	4,059
12 month U.S. LIBOR + 1.810% 2.304% 2/1/42 (c)(f)	16,186	16,452
12 month U.S. LIBOR + 1.810% 4.008% 7/1/41 (c)(f)	8,568	8,800
12 month U.S. LIBOR + 1.820% 2.293% 2/1/35 (c)(f)	15,490	15,711
12 month U.S. LIBOR + 1.830% 2.08% 10/1/41 (c)(f)	3,716	3,741
12 month U.S. LIBOR + 1.950% 3.771% 7/1/37 (c)(f)	17,156	17,646
6 month U.S. LIBOR + 1.500% 2.736% 1/1/35 (c)(f)	18,088	18,392
6 month U.S. LIBOR + 1.530% 2.258% 12/1/34 (c)(f)	2,322	2,357
6 month U.S. LIBOR + 1.530% 2.44% 3/1/35 (c)(f)	3,356	3,410
6 month U.S. LIBOR + 1.550% 2.387% 10/1/33 (c)(f)	1,171	1,200
6 month U.S. LIBOR + 1.560% 3.64% 7/1/35 (c)(f)	1,798	1,850
6 month U.S. LIBOR + 1.740% 2.865% 12/1/34 (c)(f)	336	344
6 month U.S. LIBOR + 1.960% 2.434% 9/1/35 (c)(f)	2,432	2,499
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.583% 3/1/35 (c)(f)	3,748	3,835
U.S. TREASURY 1 YEAR INDEX + 2.270% 2.395% 6/1/36 (c)(f)	17,459	18,001
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.408% 10/1/33 (c)(f)	7,783	8,027
U.S. TREASURY 1 YEAR INDEX + 2.460% 3.147% 7/1/34 (c)(f)	15,283	15,743
1% 12/1/36	96,556,627	82,850,047
1.5% 11/1/40 to 11/1/51	101,182,887	84,728,521
2% 10/1/35 to 3/1/52 (j)	645,653,922	561,050,348
2.5% 5/1/31 to 3/1/52	942,243,312	860,791,541
3% 12/1/28 to 8/1/52	689,052,078	644,826,529
3.25% 12/1/41	6,171	5,981
3.4% 7/1/42 to 9/1/42	111,844	108,802
3.5% 10/1/33 to 4/1/52	528,544,639	508,746,079
3.65% 5/1/42 to 8/1/42	35,250	34,544
3.9% 4/1/42	9,770	9,757
4% 3/1/36 to 6/1/52	445,056,332	440,791,703
4.25% 11/1/41	19,591	19,729
4.5% to 4.5% 6/1/24 to 7/1/52 (g)	261,910,041	264,432,717
5% 11/1/22 to 8/1/52	88,218,748	90,024,497
5.258% 8/1/41 (c)	277,425	285,634
5.5% 12/1/23 to 9/1/24	231	232
6% to 6% 9/1/29 to 1/1/42	1,269,783	1,358,328
6.5% 7/1/23 to 5/1/38	167,379	177,061
6.645% 2/1/39 (c)	164,313	171,287
7% to 7% 4/1/23 to 7/1/37	119,388	127,628
7.5% to 7.5% 6/1/25 to 9/1/32	66,393	70,990
8% 3/1/37	2,987	3,372
9% 10/1/30	3,479	3,834
TOTAL FANNIE MAE		3,541,446,768
Freddie Mac - 3.4%
12 month U.S. LIBOR + 1.320% 1.575% 1/1/36 (c)(f)	4,999	4,993
12 month U.S. LIBOR + 1.370% 1.634% 3/1/36 (c)(f)	21,773	21,875
12 month U.S. LIBOR + 1.500% 1.824% 3/1/36 (c)(f)	16,862	16,963
12 month U.S. LIBOR + 1.750% 2% 12/1/40 (c)(f)	168,396	170,451
12 month U.S. LIBOR + 1.750% 2% 9/1/41 (c)(f)	62,245	63,481
12 month U.S. LIBOR + 1.750% 4% 7/1/41 (c)(f)	39,929	40,866
12 month U.S. LIBOR + 1.860% 3.239% 4/1/36 (c)(f)	8,501	8,668
12 month U.S. LIBOR + 1.880% 2.13% 9/1/41 (c)(f)	5,860	5,983
12 month U.S. LIBOR + 1.880% 3.255% 4/1/41 (c)(f)	1,485	1,512
12 month U.S. LIBOR + 1.900% 3.058% 10/1/42 (c)(f)	24,532	25,104
12 month U.S. LIBOR + 1.910% 3.219% 5/1/41 (c)(f)	11,645	11,864
12 month U.S. LIBOR + 1.910% 3.568% 5/1/41 (c)(f)	12,204	12,476
12 month U.S. LIBOR + 1.910% 3.775% 6/1/41 (c)(f)	15,204	15,564
12 month U.S. LIBOR + 1.910% 4.16% 6/1/41 (c)(f)	3,883	3,985
12 month U.S. LIBOR + 1.960% 3.711% 6/1/33 (c)(f)	9,543	9,726
12 month U.S. LIBOR + 2.020% 2.93% 4/1/38 (c)(f)	7,323	7,407
12 month U.S. LIBOR + 2.030% 2.158% 3/1/33 (c)(f)	163	166
12 month U.S. LIBOR + 2.040% 4.265% 7/1/36 (c)(f)	13,952	14,317
12 month U.S. LIBOR + 2.200% 2.45% 12/1/36 (c)(f)	22,011	22,406
6 month U.S. LIBOR + 1.120% 2.029% 8/1/37 (c)(f)	8,058	8,060
6 month U.S. LIBOR + 1.580% 3.08% 12/1/35 (c)(f)	384	394
6 month U.S. LIBOR + 1.880% 2.534% 10/1/36 (c)(f)	23,771	24,241
6 month U.S. LIBOR + 1.990% 3% 10/1/35 (c)(f)	10,285	10,507
6 month U.S. LIBOR + 2.020% 3.414% 6/1/37 (c)(f)	17,930	18,511
6 month U.S. LIBOR + 2.680% 3.655% 10/1/35 (c)(f)	6,807	7,069
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.86% 6/1/33 (c)(f)	15,770	16,068
U.S. TREASURY 1 YEAR INDEX + 2.260% 3.227% 6/1/33 (c)(f)	31,701	32,329
U.S. TREASURY 1 YEAR INDEX + 2.430% 2.981% 3/1/35 (c)(f)	62,952	64,772
1.5% 12/1/40 to 11/1/51	35,079,536	29,186,615
2% 8/1/35 to 4/1/52	584,724,931	507,158,879
2.5% 6/1/31 to 8/1/52	617,921,291	557,118,946
3% 6/1/31 to 4/1/52	334,179,412	312,303,601
3.5% 3/1/32 to 5/1/52	284,616,829	274,466,543
3.5% 8/1/47	2,547,689	2,463,492
4% 5/1/33 to 8/1/52 (g)	146,630,805	145,100,275
4% 4/1/48	8,796	8,698
4.5% 6/1/25 to 7/1/49	23,672,874	24,057,350
5% 7/1/33 to 7/1/41	2,544,284	2,639,678
6% 1/1/23 to 12/1/37	267,881	284,682
6.5% 1/1/24 to 9/1/39	397,183	430,072
7% 3/1/26 to 9/1/36	134,025	144,715
7.5% 1/1/27 to 7/1/34	36,756	39,902
8% 7/1/24 to 4/1/32	2,414	2,613
8.5% 12/1/22 to 1/1/28	1,534	1,625
TOTAL FREDDIE MAC		1,856,047,444
Ginnie Mae - 4.8%
3.5% 9/20/40 to 11/20/50	234,942,351	228,043,656
4% 7/20/33 to 6/20/49	101,923,546	101,590,903
4.5% 6/20/33 to 9/20/46	7,840,083	7,984,504
5.5% 8/15/33 to 9/15/39	213,471	224,906
6% to 6% 10/15/30 to 5/15/40	305,042	327,969
7% to 7% 12/15/23 to 11/15/32	128,800	137,014
7.5% to 7.5% 11/15/22 to 9/15/31	26,678	27,966
8% 11/15/22 to 11/15/29	6,007	6,267
8.5% to 8.5% 11/15/27 to 1/15/31	3,415	3,681
2% 10/20/50	30,017,899	26,735,769
2% 9/1/52 (j)	6,500,000	5,742,859
2% 9/1/52 (j)	5,150,000	4,550,112
2% 9/1/52 (j)	52,800,000	46,649,687
2% 9/1/52 (j)	42,250,000	37,328,585
2% 9/1/52 (j)	12,450,000	10,999,784
2% 9/1/52 (j)	1,550,000	1,369,451
2% 9/1/52 (j)	157,250,000	138,933,017
2% 9/1/52 (j)	29,050,000	25,666,163
2% 9/1/52 (j)	7,100,000	6,272,969
2% 9/1/52 (j)	38,600,000	34,103,748
2% 9/1/52 (j)	38,750,000	34,236,276
2% 9/1/52 (j)	7,100,000	6,272,969
2% 9/1/52 (j)	7,600,000	6,714,728
2% 9/1/52 (j)	41,450,000	36,621,771
2% 9/1/52 (j)	7,600,000	6,714,728
2% 9/1/52 (j)	41,450,000	36,621,771
2% 9/1/52 (j)	14,650,000	12,943,521
2% 9/1/52 (j)	90,700,000	80,134,974
2% 9/1/52 (j)	50,250,000	44,396,719
2% 9/1/52 (j)	8,100,000	7,156,486
2% 10/1/52 (j)	26,600,000	23,496,352
2% 10/1/52 (j)	188,800,000	166,771,099
2% 10/1/52 (j)	13,300,000	11,748,176
2% 10/1/52 (j)	89,600,000	79,145,606
2% 10/1/52 (j)	62,800,000	55,472,590
2% 10/1/52 (j)	9,300,000	8,214,890
2.5% 11/20/47 to 12/20/51	59,759,222	54,753,907
2.5% 9/1/52 (j)	8,850,000	8,069,396
2.5% 9/1/52 (j)	49,300,000	44,951,553
2.5% 9/1/52 (j)	46,500,000	42,398,523
2.5% 9/1/52 (j)	8,350,000	7,613,498
2.5% 9/1/52 (j)	9,500,000	8,662,064
2.5% 9/1/52 (j)	52,650,000	48,006,070
2.5% 9/1/52 (j)	82,500,000	75,223,187
2.5% 9/1/52 (j)	16,550,000	15,090,227
2.5% 9/1/52 (j)	8,550,000	7,795,858
2.5% 9/1/52 (j)	1,900,000	1,732,413
2.5% 9/1/52 (j)	17,650,000	16,093,203
2.5% 9/1/52 (j)	78,200,000	71,302,463
2.5% 9/1/52 (j)	8,800,000	8,023,807
2.5% 9/1/52 (j)	39,100,000	35,651,231
2.5% 10/1/52 (j)	34,500,000	31,447,533
2.5% 10/1/52 (j)	171,950,000	156,736,328
3% 5/15/42 to 10/20/51 (g)(i)	99,097,396	93,572,481
3% 9/1/52 (j)	8,075,000	7,578,724
3% 9/1/52 (j)	9,300,000	8,728,438
3% 9/1/52 (j)	7,950,000	7,461,407
3% 9/1/52 (j)	32,550,000	30,549,532
3% 9/1/52 (j)	44,150,000	41,436,616
3% 9/1/52 (j)	22,050,000	20,694,844
3% 9/1/52 (j)	10,750,000	10,089,323
3% 9/1/52 (j)	5,400,000	5,068,125
3% 9/1/52 (j)	33,050,000	31,018,803
3% 9/1/52 (j)	8,075,000	7,578,724
3% 9/1/52 (j)	33,050,000	31,018,803
3% 9/1/52 (j)	38,075,000	35,734,975
3% 10/1/52 (j)	13,200,000	12,379,986
3% 10/1/52 (j)	54,000,000	50,645,396
3% 10/1/52 (j)	32,350,000	30,340,344
3% 10/1/52 (j)	7,900,000	7,409,234
3.5% 9/1/52 (j)	8,675,000	8,363,860
3.5% 9/1/52 (j)	33,600,000	32,394,892
4% 9/1/52 (j)	57,300,000	56,454,773
4% 9/1/52 (j)	41,600,000	40,986,363
4.5% 9/1/52 (j)	62,500,000	62,501,150
5% 4/15/33 to 6/20/48	10,244,556	10,610,730
5% 9/1/52 (j)	20,400,000	20,668,772
6.5% 3/20/31 to 6/15/37	50,723	54,615
TOTAL GINNIE MAE		2,590,253,837
Uniform Mortgage Backed Securities - 5.8%
1.5% 9/1/37 (j)	3,200,000	2,874,316
1.5% 9/1/37 (j)	3,300,000	2,964,138
1.5% 9/1/37 (j)	7,850,000	7,051,056
1.5% 9/1/37 (j)	6,700,000	6,018,099
1.5% 9/1/37 (j)	16,050,000	14,416,490
1.5% 10/1/37 (j)	7,750,000	6,962,141
1.5% 10/1/37 (j)	4,300,000	3,862,865
1.5% 10/1/37 (j)	3,200,000	2,874,691
1.5% 10/1/37 (j)	5,800,000	5,210,377
1.5% 9/1/52 (j)	26,100,000	21,383,761
1.5% 9/1/52 (j)	24,750,000	20,277,705
1.5% 9/1/52 (j)	125,100,000	102,494,580
1.5% 9/1/52 (j)	5,350,000	4,383,261
1.5% 9/1/52 (j)	32,500,000	26,627,289
1.5% 9/1/52 (j)	1,950,000	1,597,637
1.5% 9/1/52 (j)	12,000,000	9,831,614
1.5% 9/1/52 (j)	27,850,000	22,817,538
1.5% 9/1/52 (j)	4,600,000	3,768,786
2% 9/1/37 (j)	3,100,000	2,856,505
2% 9/1/37 (j)	17,600,000	16,217,576
2% 9/1/37 (j)	17,550,000	16,171,504
2% 9/1/37 (j)	3,050,000	2,810,432
2% 9/1/37 (j)	3,350,000	3,086,868
2% 9/1/37 (j)	19,150,000	17,645,829
2% 9/1/37 (j)	18,100,000	16,678,303
2% 9/1/37 (j)	17,850,000	16,447,940
2% 9/1/37 (j)	96,850,000	89,242,742
2% 9/1/37 (j)	3,850,000	3,547,595
2% 9/1/37 (j)	20,750,000	19,120,154
2% 9/1/37 (j)	4,550,000	4,192,612
2% 9/1/37 (j)	24,450,000	22,529,531
2% 9/1/37 (j)	10,450,000	9,629,186
2% 9/1/37 (j)	1,900,000	1,750,761
2% 10/1/37 (j)	6,400,000	5,896,300
2% 10/1/37 (j)	35,350,000	32,567,845
2% 10/1/37 (j)	17,750,000	16,353,020
2% 10/1/37 (j)	17,700,000	16,306,955
2% 10/1/37 (j)	3,200,000	2,948,150
2% 10/1/37 (j)	3,200,000	2,948,150
2% 9/1/52 (j)	4,800,000	4,130,627
2% 9/1/52 (j)	27,400,000	23,578,996
2% 9/1/52 (j)	5,900,000	5,077,229
2% 9/1/52 (j)	9,100,000	7,830,980
2% 9/1/52 (j)	13,100,000	11,273,170
2% 9/1/52 (j)	3,400,000	2,925,861
2% 9/1/52 (j)	13,000,000	11,187,115
2% 9/1/52 (j)	15,500,000	13,338,483
2% 9/1/52 (j)	26,100,000	22,460,285
2% 9/1/52 (j)	108,950,000	93,756,628
2% 9/1/52 (j)	2,400,000	2,065,314
2% 9/1/52 (j)	13,250,000	11,402,252
2% 9/1/52 (j)	2,400,000	2,065,314
2% 9/1/52 (j)	115,975,000	99,801,973
2% 9/1/52 (j)	2,400,000	2,065,314
2% 9/1/52 (j)	16,550,000	14,242,058
2% 9/1/52 (j)	26,450,000	22,761,476
2% 9/1/52 (j)	26,650,000	22,933,586
2% 9/1/52 (j)	26,700,000	22,976,613
2% 9/1/52 (j)	19,900,000	17,124,891
2% 9/1/52 (j)	140,450,000	120,863,868
2% 9/1/52 (j)	13,250,000	11,402,252
2% 9/1/52 (j)	93,500,000	80,461,173
2% 9/1/52 (j)	15,550,000	13,381,511
2% 9/1/52 (j)	121,500,000	104,556,497
2% 9/1/52 (j)	111,050,000	95,563,778
2% 9/1/52 (j)	65,550,000	56,408,876
2% 9/1/52 (j)	10,000,000	8,605,473
2% 9/1/52 (j)	5,900,000	5,077,229
2% 9/1/52 (j)	3,225,000	2,775,265
2% 9/1/52 (j)	35,500,000	30,549,429
2% 10/1/52 (j)	21,250,000	18,281,649
2% 10/1/52 (j)	201,900,000	173,697,175
2% 10/1/52 (j)	128,150,000	110,249,098
2% 10/1/52 (j)	14,600,000	12,560,568
2% 10/1/52 (j)	192,450,000	165,567,218
2% 10/1/52 (j)	21,950,000	18,883,868
2.5% 9/1/37 (j)	8,500,000	8,037,808
2.5% 9/1/37 (j)	52,950,000	50,070,817
2.5% 9/1/37 (j)	35,300,000	33,380,545
2.5% 9/1/37 (j)	5,650,000	5,342,778
2.5% 9/1/37 (j)	5,650,000	5,342,778
2.5% 9/1/37 (j)	35,200,000	33,285,982
2.5% 9/1/52 (j)	2,800,000	2,500,751
2.5% 9/1/52 (j)	3,400,000	3,036,626
2.5% 9/1/52 (j)	39,000,000	34,831,883
2.5% 9/1/52 (j)	26,100,000	23,310,568
2.5% 9/1/52 (j)	3,200,000	2,858,001
2.5% 9/1/52 (j)	39,200,000	35,010,508
2.5% 9/1/52 (j)	18,700,000	16,701,441
2.5% 9/1/52 (j)	13,350,000	11,923,221
2.5% 9/1/52 (j)	95,650,000	85,427,425
2.5% 9/1/52 (j)	99,200,000	88,598,020
2.5% 9/1/52 (j)	13,850,000	12,369,784
2.5% 9/1/52 (j)	5,800,000	5,180,126
2.5% 9/1/52 (j)	25,800,000	23,042,630
2.5% 9/1/52 (j)	47,300,000	42,244,822
3% 9/1/37 (j)	1,200,000	1,161,750
3% 9/1/37 (j)	5,300,000	5,131,061
3% 9/1/52 (j)	26,700,000	24,707,937
3% 9/1/52 (j)	4,000,000	3,701,564
3% 9/1/52 (j)	500,000	462,695
3% 9/1/52 (j)	7,400,000	6,847,893
3% 9/1/52 (j)	29,200,000	27,021,414
3% 9/1/52 (j)	1,150,000	1,064,200
3% 9/1/52 (j)	30,700,000	28,409,501
3% 9/1/52 (j)	24,400,000	22,579,538
3% 9/1/52 (j)	950,000	879,121
3.5% 9/1/52 (j)	33,600,000	32,030,248
3.5% 9/1/52 (j)	1,350,000	1,286,930
4% 9/1/52 (j)	41,600,000	40,595,730
4% 9/1/52 (j)	17,150,000	16,735,980
4% 9/1/52 (j)	9,600,000	9,368,245
4% 9/1/52 (j)	13,400,000	13,076,509
4.5% 9/1/52 (j)	6,800,000	6,758,033
4.5% 9/1/52 (j)	18,500,000	18,385,825
4.5% 9/1/52 (j)	8,800,000	8,745,690
4.5% 9/1/52 (j)	8,300,000	8,248,776
4.5% 9/1/52 (j)	8,750,000	8,695,999
4.5% 9/1/52 (j)	8,650,000	8,596,616
4.5% 9/1/52 (j)	2,075,000	2,062,194
4.5% 9/1/52 (j)	43,000,000	42,734,621
5% 9/1/52 (j)	19,800,000	19,979,447
5% 9/1/52 (j)	84,100,000	84,862,198
5% 9/1/52 (j)	5,400,000	5,448,940
5% 9/1/52 (j)	40,775,000	41,144,544
5% 9/1/52 (j)	22,000,000	22,199,386
5.5% 9/1/52 (j)	6,900,000	7,055,943
5.5% 9/1/52 (j)	18,100,000	18,509,069
5.5% 9/1/52 (j)	11,750,000	12,015,556
5.5% 9/1/52 (j)	1,850,000	1,891,811
5.5% 9/1/52 (j)	1,850,000	1,891,811
5.5% 9/1/52 (j)	11,800,000	12,066,686
5.5% 9/1/52 (j)	23,550,000	24,082,242
5.5% 9/1/52 (j)	3,650,000	3,732,492
5.5% 9/1/52 (j)	16,100,000	16,463,868
5.5% 9/1/52 (j)	2,550,000	2,607,631
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		3,161,983,602
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $11,749,194,982)		11,149,731,651

Asset-Backed Securities - 2.1%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	7,121,272	4,795,653
Series 2019-1 Class A, 3.844% 5/15/39 (b)	3,489,593	2,416,543
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	7,617,392	5,572,473
Class B, 4.458% 10/16/39 (b)(k)	1,488,945	714,724
Series 2021-1A Class A, 2.95% 11/16/41 (b)	9,969,130	8,316,076
Series 2021-2A Class A, 2.798% 1/15/47 (b)	20,220,009	16,866,518
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (b)	3,989,273	3,961,125
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 3.612% 1/15/32 (b)(c)(f)	8,580,000	8,428,880
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 3.8703% 10/17/34 (b)(c)(f)	7,980,000	7,786,685
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.500% 3.1807% 7/20/35 (b)(c)(f)	12,690,000	12,441,682
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 3.8499% 7/20/34 (b)(c)(f)	8,250,000	8,003,944
American Express Credit Account Master Trust Series 2022-3 Class A, 3.75% 8/16/27	20,500,000	20,422,151
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	2,650,970	2,189,861
Class B, 4.335% 1/16/40 (b)	501,466	219,377
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 3.832% 10/15/32 (b)(c)(f)	8,066,000	7,931,314
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 3.642% 7/15/34 (b)(c)(f)	10,540,000	10,305,116
Ares LVIII CLO LLC Series 2022-58A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.330% 3.6579% 1/15/35 (b)(c)(f)	18,170,000	17,538,738
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 3.582% 4/15/34 (b)(c)(f)	24,780,000	24,131,631
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 3.9903% 4/17/33 (b)(c)(f)	26,092,000	25,547,016
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 3.662% 10/15/36 (b)(c)(f)	7,970,000	7,784,682
Barings CLO Ltd. Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 3.9299% 1/20/32 (b)(c)(f)	9,470,000	9,321,151
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME TERM SOFR 3 MONTH INDEX + 1.300% 3.7808% 1/17/35 (b)(c)(f)	15,590,000	15,116,017
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 3.642% 1/15/35 (b)(c)(f)	11,380,000	11,096,354
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (b)	5,488,711	4,850,725
Class AA, 2.487% 12/16/41 (b)(c)	595,597	556,183
Series 2021-1A Class A, 2.443% 7/15/46 (b)	24,556,269	20,795,921
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 3.502% 4/15/29 (b)(c)(f)	10,287,011	10,177,012
Castlelake Aircraft Securitization Trust:
Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	10,411,982	9,295,505
Class B, 5.095% 4/15/39 (b)	3,098,041	2,454,328
Series 2021-1R Class A, 2.741% 8/15/41 (b)	26,061,749	23,169,593
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	2,955,701	2,656,757
Series 2021-1A:
Class A, 3.474% 1/15/46 (b)	3,009,522	2,674,050
Class B, 6.656% 1/15/46 (b)	2,756,103	2,263,450
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 3.8099% 10/20/32 (b)(c)(f)	9,231,000	9,065,534
Series 2022-15A Class A, CME TERM SOFR 3 MONTH INDEX + 1.320% 3.7973% 4/20/35 (b)(c)(f)	14,430,000	14,045,008
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 3.913% 10/25/34 (b)(c)(f)	6,880,000	6,679,854
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 3.8799% 10/20/34 (b)(c)(f)	11,410,000	11,071,465
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 3.7937% 10/25/37 (b)(c)(f)	56,163	55,980
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 3.9099% 4/20/34 (b)(c)(f)	9,400,000	9,112,012
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.700% 4.197% 7/24/34 (b)(c)(f)	16,510,000	16,203,426
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 4.0199% 1/20/34 (b)(c)(f)	12,220,000	11,864,300
DB Master Finance LLC:
Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	5,253,455	4,931,986
Series 2019-1A:
Class A23, 4.352% 5/20/49 (b)	974,850	922,951
Class A2II, 4.021% 5/20/49 (b)	733,320	699,944
Series 2021-1A Class A23, 2.791% 11/20/51 (b)	6,947,500	5,655,348
Discover Card Execution Note Trust Series 2022-A3 Class A3, 3.56% 7/15/27	43,800,000	43,448,264
Dominos Pizza Master Issuer LLC:
Series 2019-1A Class A2, 3.668% 10/25/49 (b)	29,207,100	26,254,379
Series 2021-1A:
Class A2I, 2.662% 4/25/51 (b)	7,080,375	6,093,151
Class A2II, 3.151% 4/25/51 (b)	6,002,025	5,080,360
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME TERM SOFR 3 MONTH INDEX + 1.300% 2.204% 4/20/35 (b)(c)(f)	9,710,000	9,382,967
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 3.8599% 10/20/34 (b)(c)(f)	7,990,000	7,802,451
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 3.9603% 1/18/32 (b)(c)(f)	7,360,000	7,245,832
Dryden Senior Loan Fund:
Series 2018-70A Class A1, 3 month U.S. LIBOR + 1.170% 3.9103% 1/16/32 (b)(c)(f)	2,909,000	2,868,577
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 3.9203% 4/17/33 (b)(c)(f)	7,000,000	6,856,717
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 3.662% 10/15/35 (b)(c)(f)	10,090,000	9,847,547
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 4.114% 2/20/35 (b)(c)(f)	6,930,000	6,741,844
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 3.612% 4/15/31 (b)(c)(f)	4,560,000	4,473,314
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 3.662% 1/15/35 (b)(c)(f)	11,970,000	11,705,978
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 3.762% 1/15/34 (b)(c)(f)	2,000,000	1,958,562
Enterprise Fleet Financing LLC:
Series 2021-1 Class A2, 0.44% 12/21/26 (b)	7,405,251	7,167,572
Series 2022-3 Class A2, 4.38% 7/20/29 (b)	9,473,000	9,469,877
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 3.8476% 7/19/34 (b)(c)(f)	7,180,000	6,973,819
Class AR, 3 month U.S. LIBOR + 1.080% 4.0016% 11/16/34 (b)(c)(f)	11,500,000	11,230,820
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 4.284% 11/20/33 (b)(c)(f)	12,800,000	12,536,525
Ford Credit Auto Owner Trust:
Series 2018-2 Class B, 3.61% 1/15/30 (b)	1,500,000	1,486,898
Series 2019-1 Class A, 3.52% 7/15/30 (b)	38,000,000	37,679,329
Series 2020-2 Class A, 1.06% 4/15/33 (b)	14,930,000	13,541,647
Ford Credit Floorplan Master Owner Trust:
Series 2019-2 Class A, 3.06% 4/15/26	8,253,000	8,117,909
Series 2019-3 Class A1, 2.23% 9/15/24	4,320,000	4,319,129
Series 2019-4 Class A, 2.44% 9/15/26	1,300,000	1,258,073
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	2,993,986	2,605,236
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	4,171,913	3,633,719
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 3.889% 10/22/34 (b)(c)(f)	9,130,000	8,854,292
KKR CLO Ltd. Series 2022-41A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.330% 2.0223% 4/15/35 (b)(c)(f)	19,170,000	18,521,843
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (b)(c)	7,887,000	7,856,604
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 3.722% 1/15/33 (b)(c)(f)	4,500,000	4,417,637
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 3.679% 1/22/28 (b)(c)(f)	2,541,474	2,510,300
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 3.8776% 4/19/34 (b)(c)(f)	9,810,000	9,599,772
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 3.859% 1/22/35 (b)(c)(f)	16,291,000	15,838,094
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 3.632% 7/15/34 (b)(c)(f)	7,360,000	7,164,047
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 3.8499% 10/20/34 (b)(c)(f)	3,092,000	3,021,181
Magnetite XVI, Ltd. / Magnetite XVI, LLC Series 2015-16A Class AR, 3 month U.S. LIBOR + 0.800% 3.5403% 1/18/28 (b)(c)(f)	6,710,849	6,651,350
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 3.913% 1/25/35 (b)(c)(f)	9,420,000	9,190,001
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 3.502% 1/15/34 (b)(c)(f)	8,400,000	8,246,759
MAPS Trust Series 2021-1A Class A, 2.521% 6/15/46 (b)	37,355,981	31,754,829
Marlette Funding Trust:
Series 2021-3A Class A, 0.65% 12/15/31 (b)	7,788,803	7,674,797
Series 2022-1A Class A, 1.36% 4/15/32 (b)	10,825,593	10,606,048
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (b)	1,242,848	1,223,246
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 3.7799% 10/20/30 (b)(c)(f)	13,745,000	13,527,403
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 3.8399% 10/20/34 (b)(c)(f)	14,148,000	13,841,484
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	39,072,150	33,323,426
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	9,695,700	8,724,821
Class A2II, 4.008% 12/5/51 (b)	9,695,700	8,047,256
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	6,332,156	5,407,084
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 3.8299% 4/20/34 (b)(c)(f)	12,190,000	11,925,270
RR 7 Ltd. Series 2022-7A Class A1AB, CME TERM SOFR 3 MONTH INDEX + 1.340% 3.6679% 1/15/37 (b)(c)(f)	15,740,000	15,243,167
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	18,266,993	15,837,466
Class B, 4.335% 3/15/40 (b)	853,777	554,233
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	8,715,000	8,331,393
1.884% 7/15/50 (b)	4,275,000	3,852,301
2.328% 7/15/52 (b)	3,269,000	2,851,157
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (b)	10,935,833	9,423,525
Stratus CLO, Ltd. Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.750% 4.032% 7/20/30 (b)(c)(f)	3,550,000	3,517,837
SYMP Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.320% 1.6326% 4/23/35 (b)(c)(f)	15,900,000	15,290,887
Symphony CLO XIX, Ltd. / Symphony CLO XIX LLC Series 2018-19A Class A, 3 month U.S. LIBOR + 0.960% 3.7003% 4/16/31 (b)(c)(f)	6,280,000	6,182,214
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 3.572% 7/15/32 (b)(c)(f)	1,769,000	1,732,537
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 3.7899% 4/20/33 (b)(c)(f)	14,285,000	13,904,919
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.3037% 9/25/34 (c)(f)	6,201	6,219
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A Class A, 4.212% 5/17/32 (b)	809,798	703,317
Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	8,185,997	7,186,859
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	18,715,981	16,052,435
Towd Point Mortgage Trust Series 2019-1 Class A1, 3.6794% 3/25/58 (b)(c)	684,790	660,116
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.8817% 4/6/42 (b)(c)(f)	778,000	580,042
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (b)	264,287	262,079
Series 2021-2 Class A, 0.91% 6/20/31 (b)	6,603,905	6,457,543
Series 2021-3 Class A, 0.83% 7/20/31 (b)	12,583,625	12,209,085
Series 2021-4 Class A, 0.84% 9/20/31 (b)	18,367,586	17,661,646
Series 2021-5 Class A, 1.31% 11/20/31 (b)	13,833,115	13,272,540
3.12% 3/20/32 (b)	16,912,297	16,396,185
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 3.8976% 7/19/34 (b)(c)(f)	7,780,000	7,578,833
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 3.8599% 10/20/34 (b)(c)(f)	13,570,000	13,195,237
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 3.8903% 7/16/34 (b)(c)(f)	7,590,000	7,379,408
TOTAL ASSET-BACKED SECURITIES (Cost $1,195,233,418)		1,134,140,263

Collateralized Mortgage Obligations - 1.0%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.9%
Ajax Mortgage Loan Trust sequential payer:
Series 2021-C Class A, 2.115% 1/25/61 (b)	3,179,835	3,036,052
Series 2021-E Class A1, 1.74% 12/25/60 (b)	15,305,808	13,499,830
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (b)	15,607,069	14,712,597
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	5,384,017	5,164,252
BRAVO Residential Funding Trust sequential payer Series 2022-RPL1 Class A1, 2.75% 9/25/61 (b)	14,394,397	13,414,181
BVEBO sequential payer Series 2022-3 Class A, 3.242% 5/29/52 (b)	30,573,338	30,321,028
Cascade Funding Mortgage Trust:
sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	13,229,246	12,950,260
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	9,011,297	8,635,193
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	5,559,792	5,438,862
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	7,368,389	7,033,884
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	10,441,206	10,188,314
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	59,859,120	58,184,322
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (b)	3,461,867	3,411,182
CIM Trust sequential payer Series 2022-R2 Class A1, 3.75% 12/25/61 (b)(c)	11,103,827	10,599,746
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(c)	19,258	18,915
COLT Trust sequential payer Series 2021-RPL1 Class A1, 1.6654% 9/25/61 (b)	9,039,659	8,349,209
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 2.819% 5/27/37 (b)(c)(f)	43,098	42,247
Series 2014-3R:
Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (b)(c)(f)(k)	556,406	56
Class AA1, 1 month U.S. LIBOR + 0.280% 2.819% 5/27/37 (b)(c)(f)	613,350	581,915
CSMC Trust sequential payer:
Series 2020-RPL3 Class A1, 2.691% 3/25/60 (b)(c)	1,797,174	1,740,057
Series 2020-RPL4 Class A1, 2% 1/25/60 (b)	3,460,433	3,120,679
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	31,510,879	30,797,019
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (b)	58,948,371	54,884,647
New Residential Mortgage Loan Trust:
Series 2019-5A Class A1B, 3.5% 8/25/59 (b)	2,705,330	2,630,302
Series 2020-1A Class A1B, 3.5% 10/25/59 (b)	4,103,457	3,944,021
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	10,216,049	9,523,801
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)	19,944,364	18,507,053
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (b)(c)	15,611,323	15,440,304
Preston Ridge Partners Mortgage Trust:
Series 2021-2 Class A1, 2.115% 3/25/26 (b)	10,647,832	10,038,449
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	4,356,944	4,010,181
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	5,979,210	5,393,203
RMF Buyout Issuance Trust:
sequential payer:
Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	15,551,964	14,860,009
Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	9,046,401	8,890,413
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (b)	5,498,747	5,235,242
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.6276% 7/20/34 (c)(f)	1,431	1,312
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 3.0837% 9/25/43 (c)(f)	65,839	62,849
Towd Point Mortgage Trust sequential payer:
Series 2021-1 Class A1, 2.25% 11/25/61 (b)(c)	38,735,452	36,084,878
Series 2022-K147 Class A2, 3.75% 7/25/62 (b)	65,806,386	62,200,959
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 4.0735% 9/25/33 (c)	6,734	6,539
TOTAL PRIVATE SPONSOR		492,953,962
U.S. Government Agency - 0.1%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 3.2437% 2/25/32 (c)(f)	2,295	2,328
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 3.377% 3/18/32 (c)(f)	4,327	4,408
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 3.4437% 4/25/32 (c)(f)	5,029	5,132
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 3.4437% 10/25/32 (c)(f)	6,210	6,331
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 3.1937% 1/25/32 (c)(f)	2,269	2,297
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 5.6563% 12/25/33 (c)(l)(m)	91,067	15,654
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 4.2363% 11/25/36 (c)(l)(m)	60,324	6,897
Series 2012-154 Class F, 1 month U.S. LIBOR + 0.300% 2.7437% 1/25/43 (c)(f)	548,117	545,738
Series 2017-36 Class FB, 1 month U.S. LIBOR + 0.350% 2.7937% 5/25/47 (c)(f)	1,079,429	1,076,581
Series 2018-32 Class FB, 1 month U.S. LIBOR + 0.300% 2.7437% 5/25/48 (c)(f)	624,357	621,017
Series 2018-38 Class FG, 1 month U.S. LIBOR + 0.300% 2.7437% 6/25/48 (c)(f)	1,465,031	1,456,507
Series 2019-23 Class FC, 1 month U.S. LIBOR + 0.450% 2.8937% 5/25/49 (c)(f)	9,613,564	9,620,906
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	28	28
Series 1993-207 Class H, 6.5% 11/25/23	6,888	6,921
Series 1996-28 Class PK, 6.5% 7/25/25	2,836	2,853
Series 1999-17 Class PG, 6% 4/25/29	33,198	34,203
Series 1999-32 Class PL, 6% 7/25/29	38,405	39,653
Series 1999-33 Class PK, 6% 7/25/29	28,421	29,332
Series 2001-52 Class YZ, 6.5% 10/25/31	4,340	4,453
Series 2003-28 Class KG, 5.5% 4/25/23	1,669	1,672
Series 2005-102 Class CO 11/25/35 (n)	15,305	13,192
Series 2005-39 Class TE, 5% 5/25/35	15,271	15,750
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 11.1964% 8/25/35 (c)(m)	4,191	4,527
Series 2005-81 Class PC, 5.5% 9/25/35	43,177	45,016
Series 2006-12 Class BO 10/25/35 (n)	69,827	60,657
Series 2006-15 Class OP 3/25/36 (n)	81,106	69,798
Series 2006-37 Class OW 5/25/36 (n)	8,133	6,549
Series 2006-45 Class OP 6/25/36 (n)	25,624	20,731
Series 2006-62 Class KP 4/25/36 (n)	41,770	34,832
Series 2012-149:
Class DA, 1.75% 1/25/43	116,910	108,594
Class GA, 1.75% 6/25/42	125,704	116,520
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	5,509	5,734
Series 1999-25 Class Z, 6% 6/25/29	24,286	24,861
Series 2001-20 Class Z, 6% 5/25/31	37,955	39,283
Series 2001-31 Class ZC, 6.5% 7/25/31	19,090	19,746
Series 2002-16 Class ZD, 6.5% 4/25/32	12,259	12,565
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.1063% 11/25/32 (c)(l)(m)	33,128	1,856
Series 2012-67 Class AI, 4.5% 7/25/27 (l)	44,776	1,762
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 4.1963% 12/25/36 (c)(l)(m)	44,281	6,853
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 3.9963% 5/25/37 (c)(l)(m)	23,037	3,325
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 12.8877% 9/25/23 (c)(m)	413	419
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 5.6563% 3/25/33 (c)(l)(m)	6,829	987
Series 2005-72 Class ZC, 5.5% 8/25/35	329,860	342,784
Series 2005-79 Class ZC, 5.9% 9/25/35	200,950	209,623
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 25.9577% 6/25/37 (c)(m)	27,406	39,390
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 24.9377% 7/25/37 (c)(m)	28,131	41,853
Class SB, 39.600% - 1 month U.S. LIBOR 24.9377% 7/25/37 (c)(m)	8,905	11,406
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 3.9063% 3/25/38 (c)(l)(m)	151,577	18,467
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 3.6063% 12/25/40 (c)(l)(m)	155,990	15,544
Class ZA, 4.5% 12/25/40	59,242	62,324
Series 2010-139 Class NI, 4.5% 2/25/40 (l)	51,626	1,660
Series 2010-150 Class ZC, 4.75% 1/25/41	645,168	667,028
Series 2010-95 Class ZC, 5% 9/25/40	1,490,156	1,555,488
Series 2011-39 Class ZA, 6% 11/25/32	99,521	104,056
Series 2011-4 Class PZ, 5% 2/25/41	198,255	200,303
Series 2011-67 Class AI, 4% 7/25/26 (l)	14,071	447
Series 2011-83 Class DI, 6% 9/25/26 (l)	393	3
Series 2012-100 Class WI, 3% 9/25/27 (l)	332,756	18,131
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 4.2063% 12/25/30 (c)(l)(m)	50,957	785
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.1063% 6/25/41 (c)(l)(m)	39,163	734
Series 2013-133 Class IB, 3% 4/25/32 (l)	126,520	4,491
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 3.6063% 1/25/44 (c)(l)(m)	88,154	10,557
Series 2013-44 Class DJ, 1.85% 5/25/33	7,944,624	7,360,931
Series 2013-51 Class GI, 3% 10/25/32 (l)	98,071	6,483
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 4.2763% 6/25/35 (c)(l)(m)	131,205	13,334
Series 2015-42 Class IL, 6% 6/25/45 (l)	648,738	118,592
Series 2015-70 Class JC, 3% 10/25/45	718,077	694,301
Series 2017-30 Class AI, 5.5% 5/25/47 (l)	327,153	61,294
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (l)	21,325	3,654
Series 343 Class 16, 5.5% 5/25/34 (l)	19,505	3,341
Series 348 Class 14, 6.5% 8/25/34 (c)(l)	17,209	3,544
Series 351:
Class 12, 5.5% 4/25/34 (c)(l)	10,674	1,890
Class 13, 6% 3/25/34 (l)	15,937	3,053
Series 359 Class 19, 6% 7/25/35 (c)(l)	9,199	1,796
Series 384 Class 6, 5% 7/25/37 (l)	89,645	15,780
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 3.191% 1/15/32 (c)(f)	1,710	1,736
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 3.291% 3/15/32 (c)(f)	2,651	2,697
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 3.391% 3/15/32 (c)(f)	2,478	2,526
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 3.291% 6/15/31 (c)(f)	4,598	4,669
Class FG, 1 month U.S. LIBOR + 0.900% 3.291% 3/15/32 (c)(f)	1,483	1,508
Series 4709 Class FE, 1 month U.S. LIBOR + 0.350% 2.741% 8/15/47 (c)(f)	592,766	591,437
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 2.641% 5/15/37 (c)(f)	103,721	103,122
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	42,026	43,446
Series 2101 Class PD, 6% 11/15/28	2,659	2,749
Series 2104 Class PG, 6% 12/15/28	3,104	3,209
Series 2121 Class MG, 6% 2/15/29	17,082	17,656
Series 2131 Class BG, 6% 3/15/29	94,229	97,499
Series 2137 Class PG, 6% 3/15/29	14,479	14,976
Series 2154 Class PT, 6% 5/15/29	33,057	34,201
Series 2162 Class PH, 6% 6/15/29	6,220	6,417
Series 2520 Class BE, 6% 11/15/32	49,565	52,020
Series 2693 Class MD, 5.5% 10/15/33	193,454	194,248
Series 2802 Class OB, 6% 5/15/34	50,960	52,816
Series 3002 Class NE, 5% 7/15/35	106,254	108,519
Series 3110 Class OP 9/15/35 (n)	30,790	28,239
Series 3119 Class PO 2/15/36 (n)	99,248	81,379
Series 3121 Class KO 3/15/36 (n)	15,160	12,647
Series 3123 Class LO 3/15/36 (n)	55,824	46,134
Series 3145 Class GO 4/15/36 (n)	59,668	49,583
Series 3189 Class PD, 6% 7/15/36	91,272	96,523
Series 3225 Class EO 10/15/36 (n)	29,918	24,255
Series 3258 Class PM, 5.5% 12/15/36	37,337	38,969
Series 3415 Class PC, 5% 12/15/37	42,357	42,999
Series 3806 Class UP, 4.5% 2/15/41	197,310	196,339
Series 3832 Class PE, 5% 3/15/41	421,430	430,708
Series 4135 Class AB, 1.75% 6/15/42	94,544	88,193
Series 4765 Class PE, 3% 12/15/41	3,409	3,405
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	1,421	1,469
Series 2135 Class JE, 6% 3/15/29	11,506	11,903
Series 2274 Class ZM, 6.5% 1/15/31	12,206	12,619
Series 2281 Class ZB, 6% 3/15/30	19,936	20,585
Series 2303 Class ZV, 6% 4/15/31	9,428	9,769
Series 2357 Class ZB, 6.5% 9/15/31	78,647	82,441
Series 2502 Class ZC, 6% 9/15/32	23,253	24,390
Series 2519 Class ZD, 5.5% 11/15/32	25,610	26,634
Series 2546 Class MJ, 5.5% 3/15/23	1,190	1,194
Series 2601 Class TB, 5.5% 4/15/23	540	542
Series 2998 Class LY, 5.5% 7/15/25	10,065	10,292
Series 3871 Class KB, 5.5% 6/15/41	535,471	565,794
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 4.209% 2/15/36 (c)(l)(m)	30,788	3,397
Series 1658 Class GZ, 7% 1/15/24	1,861	1,898
Series 2013-4281 Class AI, 4% 12/15/28 (l)	116,550	2,979
Series 2017-4683 Class LM, 3% 5/15/47	924,092	892,173
Series 2380 Class SY, 8.200% - 1 month U.S. LIBOR 5.809% 11/15/31 (c)(l)(m)	15,038	829
Series 2587 Class IM, 6.5% 3/15/33 (l)	3,159	588
Series 2933 Class ZM, 5.75% 2/15/35	453,102	480,597
Series 2935 Class ZK, 5.5% 2/15/35	377,008	395,050
Series 2947 Class XZ, 6% 3/15/35	185,875	195,885
Series 2996 Class ZD, 5.5% 6/15/35	310,985	325,133
Series 3237 Class C, 5.5% 11/15/36	431,430	444,190
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 4.269% 11/15/36 (c)(l)(m)	137,017	18,469
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 4.359% 3/15/37 (c)(l)(m)	205,192	31,833
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 4.369% 4/15/37 (c)(l)(m)	293,079	40,429
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.189% 6/15/37 (c)(l)(m)	96,619	11,913
Series 3949 Class MK, 4.5% 10/15/34	75,563	76,290
Series 4055 Class BI, 3.5% 5/15/31 (l)	140,301	4,911
Series 4149 Class IO, 3% 1/15/33 (l)	52,221	4,507
Series 4314 Class AI, 5% 3/15/34 (l)	43,506	1,719
Series 4427 Class LI, 3.5% 2/15/34 (l)	363,291	27,573
Series 4471 Class PA 4% 12/15/40	388,128	385,161
target amortization class Series 2156 Class TC, 6.25% 5/15/29	13,095	13,481
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 2.8991% 2/15/24 (c)(f)	1,852	1,856
planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	3,794	3,917
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	10,404	10,727
Series 2056 Class Z, 6% 5/15/28	25,595	26,438
Freddie Mac Multi-family Structured pass-thru certificates:
floater Series 4795 Class FA, 1 month U.S. LIBOR + 0.300% 2.691% 5/15/48 (c)(f)	968,463	962,483
Series 4386 Class AZ, 4.5% 11/15/40	896,176	899,556
Freddie Mac Seasoned Credit Risk Transfer Trust:
sequential payer:
Series 2018-3 Class MA, 3.5% 8/25/57	6,784,731	6,624,783
Series 2018-4 Class MA, 3.5% 3/25/58	2,672,278	2,612,040
Series 2019-1 Class MA, 3.5% 7/25/58	4,533,988	4,428,887
Series 2018-3 Class M55D, 4% 8/25/57	387,240	380,554
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 4.3031% 6/16/37 (c)(l)(m)	57,188	7,328
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 2.8497% 3/20/60 (c)(f)(o)	650,333	647,373
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.6297% 7/20/60 (c)(f)(o)	99,167	98,191
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.0976% 9/20/60 (c)(f)(o)	122,468	121,269
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.0976% 8/20/60 (c)(f)(o)	102,109	101,139
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 2.1776% 12/20/60 (c)(f)(o)	260,382	258,180
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.2976% 12/20/60 (c)(f)(o)	253,583	252,128
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.2976% 2/20/61 (c)(f)(o)	248,827	247,379
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.2876% 2/20/61 (c)(f)(o)	386,832	384,634
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.2976% 4/20/61 (c)(f)(o)	233,796	232,375
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.2976% 5/20/61 (c)(f)(o)	377,226	375,051
Class FC, 1 month U.S. LIBOR + 0.500% 2.2976% 5/20/61 (c)(f)(o)	272,833	271,180
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.3276% 6/20/61 (c)(f)(o)	321,022	319,333
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 2.3476% 9/20/61 (c)(f)(o)	878,681	874,104
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.3976% 10/20/61 (c)(f)(o)	370,086	368,518
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.4976% 11/20/61 (c)(f)(o)	351,453	350,459
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.4976% 1/20/62 (c)(f)(o)	214,287	213,704
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.4276% 1/20/62 (c)(f)(o)	315,002	313,747
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.4276% 3/20/62 (c)(f)(o)	186,278	185,577
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.4476% 5/20/61 (c)(f)(o)	5,936	5,913
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 2.3976% 1/20/64 (c)(f)(o)	229,708	228,795
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 2.3976% 12/20/63 (c)(f)(o)	1,015,810	1,012,260
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 2.2976% 6/20/64 (c)(f)(o)	260,830	259,317
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 2.0976% 3/20/65 (c)(f)(o)	3,279	3,257
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.0776% 5/20/63 (c)(f)(o)	6,465	6,374
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 1.9976% 4/20/63 (c)(f)(o)	6,470	6,388
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.1976% 12/20/62 (c)(f)(o)	13,031	12,870
Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 2.8181% 2/20/49 (c)(f)	2,449,596	2,465,644
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 5.2637% 12/20/40 (c)(m)	513,208	467,374
Series 2011-136 Class WI, 4.5% 5/20/40 (l)	20,159	1,383
Series 2016-69 Class WA, 3% 2/20/46	344,163	329,394
Series 2017-134 Class BA, 2.5% 11/20/46	132,851	126,460
Series 2017-153 Class GA, 3% 9/20/47	1,140,539	1,077,036
Series 2017-182 Class KA, 3% 10/20/47	882,934	835,145
Series 2018-13 Class Q, 3% 4/20/47	1,127,857	1,080,333
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	162,325	163,516
Series 2010-160 Class DY, 4% 12/20/40	1,130,936	1,104,907
Series 2010-170 Class B, 4% 12/20/40	251,952	246,261
Series 2017-139 Class BA, 3% 9/20/47	3,413,532	3,264,396
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.1131% 5/16/34 (c)(l)(m)	40,048	3,901
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 4.8131% 8/17/34 (c)(l)(m)	29,536	4,095
Series 2010-116 Class QB, 4% 9/16/40	80,321	79,763
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 3.5631% 2/16/40 (c)(l)(m)	204,119	16,268
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 2.6297% 5/20/60 (c)(f)(o)	310,041	307,235
Series 2011-52 Class HI, 7% 4/16/41 (l)	37,136	6,213
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 3.7319% 7/20/41 (c)(l)(m)	97,625	10,459
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 4.3131% 6/16/42 (c)(l)(m)	130,827	15,523
Series 2013-149 Class MA, 2.5% 5/20/40	965,573	936,096
Series 2014-2 Class BA, 3% 1/20/44	2,141,535	2,026,752
Series 2014-21 Class HA, 3% 2/20/44	780,783	741,255
Series 2014-25 Class HC, 3% 2/20/44	1,359,581	1,284,876
Series 2014-5 Class A, 3% 1/20/44	1,165,615	1,103,547
Series 2015-H13 Class HA, 2.5% 8/20/64 (o)	10,760	10,286
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 3.35% 5/20/66 (c)(f)(o)	1,858,506	1,850,818
Series 2017-186 Class HK, 3% 11/16/45	1,137,881	1,082,086
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 3.2% 8/20/66 (c)(f)(o)	2,325,773	2,310,820
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.2318% 5/20/65 (c)(o)	54,844	54,390
TOTAL U.S. GOVERNMENT AGENCY		78,405,312
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $593,609,839)		571,359,274

Commercial Mortgage Securities - 3.7%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 3.458% 1/15/39 (b)(c)(f)	10,929,000	10,664,210
Class B, CME Term SOFR 1 Month Index + 1.550% 3.858% 1/15/39 (b)(c)(f)	2,064,000	2,003,046
Class C, CME Term SOFR 1 Month Index + 2.150% 4.458% 1/15/39 (b)(c)(f)	1,474,000	1,421,355
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)	10,500,000	9,798,278
Class ANM, 3.112% 11/5/32 (b)	5,768,000	5,373,162
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	1,295,000	1,161,488
Class CNM, 3.8425% 11/5/32 (b)(c)	536,000	456,882
BANK:
sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61	2,901,000	2,797,653
Series 2019-BN21 Class A5, 2.851% 10/17/52	1,112,000	1,006,179
Series 2021-BN35 Class A5, 2.285% 6/15/64	15,119,000	12,785,075
Series 2022-BNK42, Class A5, 4.493% 6/15/55 (c)	41,164,000	41,538,946
Series 2022-BNK43 Class A5, 4.399% 8/15/55	16,502,000	16,538,389
Series 2020-BN25 Class XB, 0.5325% 1/15/63 (c)(l)	30,600,000	803,966
Series 2021-BN33 Class XA, 1.1727% 5/15/64 (c)(l)	72,415,195	4,557,465
Bayview Commercial Asset Trust floater:
Series 2005-3A:
Class A2, 1 month U.S. LIBOR + 0.600% 3.0437% 11/25/35 (b)(c)(f)	30,241	27,677
Class M1, 1 month U.S. LIBOR + 0.660% 3.1037% 11/25/35 (b)(c)(f)	8,089	7,269
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.580% 3.0287% 1/25/36 (b)(c)(f)	75,579	69,014
Class M1, 1 month U.S. LIBOR + 0.670% 3.1187% 1/25/36 (b)(c)(f)	24,399	22,132
Class M2, 1 month U.S. LIBOR + 0.700% 3.1487% 1/25/36 (b)(c)(f)	9,201	8,321
Class M3, 1 month U.S. LIBOR + 0.750% 3.1937% 1/25/36 (b)(c)(f)	13,391	12,091
Series 2006-1:
Class A2, 1 month U.S. LIBOR + 0.540% 2.9837% 4/25/36 (b)(c)(f)	11,923	10,735
Class M1, 1 month U.S. LIBOR + 0.570% 3.0137% 4/25/36 (b)(c)(f)	7,209	6,429
Class M2, 1 month U.S. LIBOR + 0.600% 3.0437% 4/25/36 (b)(c)(f)	7,625	6,767
Class M6, 1 month U.S. LIBOR + 0.960% 3.4037% 4/25/36 (b)(c)(f)	7,209	6,189
Series 2006-2A:
Class M1, 1 month U.S. LIBOR + 0.460% 2.9087% 7/25/36 (b)(c)(f)	11,145	10,229
Class M2, 1 month U.S. LIBOR + 0.490% 2.9387% 7/25/36 (b)(c)(f)	7,919	6,895
Class M4, 1 month U.S. LIBOR + 0.630% 3.0737% 7/25/36 (b)(c)(f)	7,479	6,800
Series 2006-4A:
Class A2, 1 month U.S. LIBOR + 0.400% 2.8487% 12/25/36 (b)(c)(f)	158,750	145,891
Class M1, 1 month U.S. LIBOR + 0.430% 2.8787% 12/25/36 (b)(c)(f)	12,758	11,925
Class M3, 1 month U.S. LIBOR + 0.510% 2.9537% 12/25/36 (b)(c)(f)	8,648	8,001
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 2.7137% 3/25/37 (b)(c)(f)	41,121	37,701
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 2.7137% 7/25/37 (b)(c)(f)	123,612	109,490
Class A2, 1 month U.S. LIBOR + 0.320% 2.7637% 7/25/37 (b)(c)(f)	115,700	106,103
Class M1, 1 month U.S. LIBOR + 0.370% 2.8137% 7/25/37 (b)(c)(f)	39,413	36,872
Class M2, 1 month U.S. LIBOR + 0.410% 2.8537% 7/25/37 (b)(c)(f)	25,678	23,419
Class M3, 1 month U.S. LIBOR + 0.490% 2.9337% 7/25/37 (b)(c)(f)	29,593	29,193
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 2.7337% 7/25/37 (b)(c)(f)	42,341	38,206
Class M1, 1 month U.S. LIBOR + 0.310% 2.7537% 7/25/37 (b)(c)(f)	22,460	21,414
Class M2, 1 month U.S. LIBOR + 0.340% 2.7837% 7/25/37 (b)(c)(f)	23,965	22,708
Class M3, 1 month U.S. LIBOR + 0.370% 2.8137% 7/25/37 (b)(c)(f)	38,687	34,247
Class M4, 1 month U.S. LIBOR + 0.500% 2.9437% 7/25/37 (b)(c)(f)	60,825	53,701
Class M5, 1 month U.S. LIBOR + 0.600% 3.0437% 7/25/37 (b)(c)(f)	27,292	33,065
BBCMS Mortgage Trust Series 2022-C16 Class A5, 4.6% 6/15/55	15,300,000	15,493,700
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B1 Class ASB, 3.602% 1/15/51	3,507,000	3,424,524
Series 2018-B2 Class ASB, 3.7802% 2/15/51	2,585,000	2,524,168
Series 2018-B4 Class A5, 4.121% 7/15/51	1,260,000	1,238,962
Series 2019-B10 Class A4, 3.717% 3/15/62	2,283,000	2,185,028
Series 2019-B13 Class A4, 2.952% 8/15/57	12,263,000	11,140,802
Series 2021-B24 Class A5, 2.5843% 3/15/54	8,800,000	7,649,993
Series 2021-B28 Class A5, 2.2237% 8/15/54	4,668,000	3,913,934
Series 2018-B8 Class A5, 4.2317% 1/15/52	15,369,000	15,162,430
Series 2019-B12 Class XA, 1.1787% 8/15/52 (c)(l)	74,428,992	3,360,759
Series 2019-B14 Class XA, 0.9053% 12/15/62 (c)(l)	121,248,512	4,203,686
Series 2020-B17 Class XA, 1.5391% 3/15/53 (c)(l)	11,967,987	790,039
Series 2020-B18 Class XA, 1.9155% 7/15/53 (c)(l)	20,002,126	1,702,491
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 4.441% 11/15/28 (b)(c)(f)	6,075,000	6,010,084
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 3.141% 9/15/26 (b)(c)(f)	19,346,000	18,391,940
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 4.2054% 4/15/37 (b)(c)(f)	67,777,000	66,760,230
Class B, CME Term SOFR 1 Month Index + 2.440% 4.7544% 4/15/37 (b)(c)(f)	11,281,000	11,069,286
BX Commercial Mortgage Trust:
floater:
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 3.0811% 10/15/36 (b)(c)(f)	19,711,000	18,990,863
Class B, 1 month U.S. LIBOR + 0.890% 3.2908% 10/15/36 (b)(c)(f)	2,754,000	2,603,355
Class C, 1 month U.S. LIBOR + 1.090% 3.4906% 10/15/36 (b)(c)(f)	3,686,000	3,468,553
Class D, 1 month U.S. LIBOR + 1.290% 3.6903% 10/15/36 (b)(c)(f)	3,579,000	3,332,767
Class E, 1 month U.S. LIBOR + 1.940% 4.3395% 10/15/36 (b)(c)(f)	11,390,000	10,710,100
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 3.0433% 5/15/38 (b)(c)(f)	14,550,000	14,049,483
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 3.3099% 2/15/39 (b)(c)(f)	25,901,505	25,040,420
Class B, CME Term SOFR 1 Month Index + 1.310% 3.6093% 2/15/39 (b)(c)(f)	7,535,968	7,178,004
Class C, CME Term SOFR 1 Month Index + 1.560% 3.8587% 2/15/39 (b)(c)(f)	6,788,908	6,407,368
Class D, CME Term SOFR 1 Month Index + 1.960% 4.2578% 2/15/39 (b)(c)(f)	6,788,908	6,389,707
floater sequential payer Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 3.267% 11/15/32 (b)(c)(f)	2,663,553	2,616,943
BX Trust:
floater:
Series 2018-EXCL:
Class A, 1 month U.S. LIBOR + 1.088% 3.4796% 9/15/37 (b)(c)(f)	1,571,242	1,563,553
Class B, 1 month U.S. LIBOR + 1.320% 3.717% 9/15/37 (b)(c)(f)	3,500,000	3,465,615
Class D, 1 month U.S. LIBOR + 2.620% 5.017% 9/15/37 (b)(c)(f)	1,687,000	1,477,522
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 3.691% 4/15/34 (b)(c)(f)	4,437,000	4,259,522
Class C, 1 month U.S. LIBOR + 1.600% 3.991% 4/15/34 (b)(c)(f)	2,933,000	2,815,680
Class D, 1 month U.S. LIBOR + 1.900% 4.291% 4/15/34 (b)(c)(f)	3,079,000	2,932,749
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 3.471% 10/15/36 (b)(c)(f)	7,208,850	7,082,701
Class C, 1 month U.S. LIBOR + 1.250% 3.641% 10/15/36 (b)(c)(f)	4,788,050	4,692,289
Class D, 1 month U.S. LIBOR + 1.450% 3.841% 10/15/36 (b)(c)(f)	6,782,150	6,629,546
Class E, 1 month U.S. LIBOR + 1.800% 4.191% 10/15/36 (b)(c)(f)	9,529,350	9,267,299
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 3.242% 11/15/38 (b)(c)(f)	18,262,000	17,668,450
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 3.0269% 10/15/26 (b)(c)(f)	16,987,000	16,265,076
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 3.7877% 4/15/37 (b)(c)(f)	22,432,000	22,044,642
Class B, CME Term SOFR 1 Month Index + 1.940% 4.2367% 4/15/37 (b)(c)(f)	11,435,000	11,083,432
Class C, CME Term SOFR 1 Month Index + 2.290% 4.5867% 4/15/37 (b)(c)(f)	2,580,000	2,502,226
Class D, CME Term SOFR 1 Month Index + 2.830% 5.1357% 4/15/37 (b)(c)(f)	2,160,000	2,080,216
floater sequential payer:
Series 2021-MFM1 Class A, 1 month U.S. LIBOR + 0.700% 3.091% 1/15/34 (b)(c)(f)	6,330,000	6,140,096
Series 2021-SOAR Class A, 3.062% 6/15/38 (b)(c)	29,835,986	28,817,860
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 3.391% 4/15/34 (b)(c)(f)	11,929,000	11,645,096
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 3.311% 10/15/36 (b)(c)(f)	86,048,381	85,024,345
CAMB Commercial Mortgage Trust floater Series 2019-LIFE:
Class A, 1 month U.S. LIBOR + 1.070% 3.461% 12/15/37 (b)(c)(f)	12,840,500	12,679,969
Class B, 1 month U.S. LIBOR + 1.250% 3.641% 12/15/37 (b)(c)(f)	7,200,000	7,037,991
CD Commercial Mortgage Trust sequential payer Series 2017-CD6 Class ASB, 3.332% 11/13/50	17,655,000	17,140,551
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1:
Class A1, 1.69% 7/15/60 (b)	26,732,342	24,292,754
Class A2, 1.99% 7/15/60 (b)	10,409,824	8,924,236
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	14,120,358	12,477,402
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 3.341% 11/15/36 (b)(c)(f)	4,222,000	4,137,563
Class B, 1 month U.S. LIBOR + 1.250% 3.641% 11/15/36 (b)(c)(f)	1,600,000	1,564,000
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 3.511% 6/15/34 (b)(c)(f)	28,321,144	27,830,106
Class B, 1 month U.S. LIBOR + 1.500% 3.891% 6/15/34 (b)(c)(f)	2,162,669	2,098,222
Class C, 1 month U.S. LIBOR + 1.750% 4.141% 6/15/34 (b)(c)(f)	2,443,548	2,347,742
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class C, 1 month U.S. LIBOR + 2.300% 4.692% 8/15/36 (b)(c)(f)	692,978	658,284
Class D, 1 month U.S. LIBOR + 3.050% 5.442% 8/15/36 (b)(c)(f)	2,308,500	2,173,514
Citigroup Commercial Mortgage Trust:
sequential payer Series 2017-P7 Class AAB, 3.509% 4/14/50	673,255	660,166
Series 2013-GC17 Class A/S, 4.544% 11/10/46	10,042,000	9,931,502
Series 2014-GC25 Class A/S, 4.017% 10/10/47	7,354,000	7,163,195
Series 2015-GC33:
Class AAB, 3.522% 9/10/58	4,779,076	4,711,532
Class XA, 1.0285% 9/10/58 (c)(l)	1,514,009	32,501
Series 2016-P6 Class XA, 0.703% 12/10/49 (c)(l)	1,197,576	23,219
Series 2019-GC41 Class XA, 1.1824% 8/10/56 (c)(l)	20,402,346	1,020,954
COMM Mortgage Trust:
sequential payer:
Series 2014-CR18 Class A5, 3.828% 7/15/47	2,137,000	2,104,940
Series 2015-3BP Class A, 3.178% 2/10/35 (b)	16,755,000	15,909,430
Series 2017-CD4 Class ASB, 3.317% 5/10/50	9,806,316	9,526,045
Series 2013-CR13 Class AM, 4.449% 11/10/46	2,366,000	2,342,278
Series 2013-LC13 Class AM, 4.557% 8/10/46 (b)	5,200,000	5,156,939
Series 2014-CR20 Class XA, 1.1301% 11/10/47 (c)(l)	342,416	5,260
Series 2014-LC17 Class XA, 0.8174% 10/10/47 (c)(l)	1,016,648	11,163
Series 2014-UBS6 Class XA, 0.9997% 12/10/47 (c)(l)	864,903	12,901
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 3.371% 5/15/36 (b)(c)(f)	17,947,000	17,742,677
Class B, 1 month U.S. LIBOR + 1.230% 3.621% 5/15/36 (b)(c)(f)	8,335,000	8,191,643
Class C, 1 month U.S. LIBOR + 1.430% 3.821% 5/15/36 (b)(c)(f)	1,603,000	1,572,863
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	3,478,776	3,235,112
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	4,971,000	4,796,721
Class B, 4.5349% 4/15/36 (b)	1,471,000	1,407,318
Class C, 4.9414% 4/15/36 (b)(c)	955,000	909,145
Class D, 4.9414% 4/15/36 (b)(c)	1,909,000	1,781,125
CSAIL Commercial Mortgage Trust sequential payer Series 2015-1 Class A3, 3.3512% 4/15/50	1,384,398	1,365,122
DBJPM Mortgage Trust sequential payer Series 2017-C6 Class ASB, 3.121% 6/10/50	4,572,226	4,432,674
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, 1 month U.S. LIBOR + 0.700% 3.093% 11/15/38 (b)(c)(f)	25,278,000	24,379,751
Class B, 1 month U.S. LIBOR + 1.120% 3.5122% 11/15/38 (b)(c)(f)	10,750,000	10,332,888
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 3.472% 7/15/38 (b)(c)(f)	30,427,732	29,811,854
Class B, 1 month U.S. LIBOR + 1.380% 3.772% 7/15/38 (b)(c)(f)	4,194,187	4,078,852
Class C, 1 month U.S. LIBOR + 1.700% 4.092% 7/15/38 (b)(c)(f)	3,140,671	3,046,449
Class D, 1 month U.S. LIBOR + 2.250% 4.642% 7/15/38 (b)(c)(f)	21,849,527	21,152,496
Freddie Mac:
floater:
Series 2021-F114 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.220% 1.7749% 5/25/31 (c)(f)	60,455,186	59,438,995
Series 2021-F120 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.210% 1.7549% 8/25/31 (c)(f)	20,909,267	20,532,028
Series 2021-F121 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.180% 1.7349% 8/25/28 (c)(f)	23,731,331	23,315,852
floater sequential payer Series 2021-KF124 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.220% 1.7749% 10/25/31 (c)(f)	114,400,000	112,229,901
sequential payer:
Series 2021-K136 Class A2, 2.127% 11/25/31	10,700,000	9,321,507
Series 2022-K141 Class A2, 2.25% 2/25/32	14,428,000	12,683,020
Series 2022-K142 Class A2, 2.4% 3/25/32	10,750,000	9,567,453
Series 2022-K144 Class A2, 2.45% 4/25/32	52,500,000	46,893,719
Series 2022-K145 Class A2, 2.58% 6/25/55	35,210,000	31,797,612
Series 2022-K146 Class A2, 2.92% 6/25/32	39,700,000	36,928,932
Series 2022-K147 Class A2, 3% 6/25/32	54,090,000	50,658,557
Series 2022-K150 Class A2, 3.71% 11/25/32	19,900,000	19,694,708
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 4.091% 9/15/31 (b)(c)(f)	11,135,665	11,183,576
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 3.49% 10/15/31 (b)(c)(f)	3,300,000	3,268,381
Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 3.341% 10/15/36 (b)(c)(f)	10,697,000	10,180,526
Class B, 1 month U.S. LIBOR + 1.150% 3.541% 10/15/36 (b)(c)(f)	1,654,000	1,558,329
Class C, 1 month U.S. LIBOR + 1.550% 3.941% 10/15/36 (b)(c)(f)	1,363,000	1,282,279
sequential payer:
Series 2014-GC18 Class AAB, 3.648% 1/10/47	581,380	577,389
Series 2016-GC34 Class AAB, 3.278% 10/10/48	1,745,778	1,715,238
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (b)(c)	9,394,066	9,360,597
Series 2013-GC16 Class A/S, 4.649% 11/10/46	2,932,000	2,906,959
Series 2015-GC30 Class A/S, 3.777% 5/10/50	2,577,000	2,475,893
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 4.7386% 8/15/37 (b)(c)(f)	21,196,000	21,077,300
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2012-NLP Class A, CME Term SOFR 1 Month Index + 0.590% 2.9039% 4/15/37 (b)(c)(f)	18,600,000	17,669,926
JP Morgan Chase Commercial Mortgage Securities Trust sequential payer Series 2021-2NU Class A, 1.9739% 1/5/40 (b)	24,200,000	20,585,902
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C21 Class A4, 3.4927% 8/15/47	8,651,962	8,494,282
Series 2013-C14 Class A/S, 4.4093% 8/15/46	4,614,000	4,591,970
Series 2013-C17 Class A/S, 4.4584% 1/15/47	9,500,000	9,386,614
JPMDB Commercial Mortgage Securities Trust sequential payer:
Series 2017-C5 Class ASB, 3.4919% 3/15/50	3,673,261	3,584,707
Series 2018-C8 Class ASB, 4.145% 6/15/51	8,779,000	8,647,424
Series 2019-COR6 Class A4, 3.0565% 11/13/52	2,872,000	2,602,634
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 3.391% 9/15/29 (b)(c)(f)	5,508,014	5,431,072
sequential payer Series 2013-LC11 Class A5, 2.9599% 4/15/46	7,200,000	7,118,012
Series 2013-C10 Class A/S, 3.3715% 12/15/47	9,295,000	9,210,209
Series 2013-C16 Class A/S, 4.5169% 12/15/46	8,577,000	8,493,818
Series 2013-LC11 Class A/S, 3.216% 4/15/46	5,691,000	5,602,913
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	84,000	82,935
Class CFX, 4.9498% 7/5/33 (b)	767,000	753,463
Class DFX, 5.3503% 7/5/33 (b)	1,370,000	1,344,094
Class EFX, 5.5422% 7/5/33 (b)	1,614,000	1,563,659
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 3.6027% 5/15/39 (b)(c)(f)	40,732,000	39,966,185
Class B, CME Term SOFR 1 Month Index + 1.790% 4.1013% 5/15/39 (b)(c)(f)	22,757,000	22,266,357
Class C, CME Term SOFR 1 Month Index + 2.090% 4.4005% 5/15/39 (b)(c)(f)	8,790,000	8,526,272
Class D, CME Term SOFR 1 Month Index + 2.540% 4.8493% 5/15/39 (b)(c)(f)	8,790,000	8,460,367
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 3.091% 3/15/38 (b)(c)(f)	21,056,204	20,383,470
Class B, 1 month U.S. LIBOR + 0.880% 3.271% 3/15/38 (b)(c)(f)	2,889,932	2,783,291
Class C, 1 month U.S. LIBOR + 1.100% 3.491% 3/15/38 (b)(c)(f)	2,003,293	1,928,171
Class D, 1 month U.S. LIBOR + 1.400% 3.791% 3/15/38 (b)(c)(f)	2,785,737	2,667,529
Class E, 1 month U.S. LIBOR + 1.750% 4.141% 3/15/38 (b)(c)(f)	2,433,834	2,306,256
Merit floater Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 3.091% 7/15/38 (b)(c)(f)	9,884,000	9,549,934
MHC Commercial Mortgage Trust floater sequential payer Series 2021-MHC Class A, 1 month U.S. LIBOR + 0.800% 3.192% 4/15/38 (b)(c)(f)	35,300,000	34,283,304
Morgan Stanley BAML Trust:
sequential payer:
Series 2016-C28 Class A3, 3.272% 1/15/49	5,124,962	4,890,432
Series 2017-C33 Class A4, 3.337% 5/15/50	13,400,000	12,777,780
Series 2012-C6 Class A/S, 3.476% 11/15/45	8,330,000	8,314,904
Series 2015-C25 Class XA, 1.1955% 10/15/48 (c)(l)	877,268	20,005
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 3.241% 8/15/33 (b)(c)(f)	172,299	170,498
floater sequential payer Series 2019-NUGS Class A, 1 month U.S. LIBOR + 0.950% 3.341% 12/15/36 (b)(c)(f)	9,700,000	9,427,938
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	16,247,000	15,218,167
Series 2018-H4 Class A4, 4.31% 12/15/51	2,991,000	2,934,735
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (b)(c)	1,783,000	1,642,852
Class C, 3.283% 11/10/36 (b)(c)	1,712,000	1,544,932
Series 2021-L6 Class XA, 1.3474% 6/15/54 (c)(l)	26,571,926	1,812,314
MSCCG Trust floater Series 2018-SELF Class A, 1 month U.S. LIBOR + 0.900% 3.291% 10/15/37 (b)(c)(f)	2,048,000	2,007,039
Natixis Commercial Mortgage Securities Trust sequential payer Series 2020-2PAC Class A, 2.966% 12/15/38 (b)	29,460,000	27,888,306
NYT Mortgage Trust floater Series 2019-NYT Class A, 1 month U.S. LIBOR + 1.200% 3.591% 12/15/35 (b)(c)(f)	20,822,000	20,145,254
OPG Trust floater Series 2021-PORT Class A, 1 month U.S. LIBOR + 0.480% 2.875% 10/15/36 (b)(c)(f)	28,147,305	26,835,655
Prima Capital Ltd.:
floater Series 2021-9A Class B, 1 month U.S. LIBOR + 1.800% 4.1681% 12/15/37 (b)(c)(f)	4,403,000	4,331,320
floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 3.5764% 12/15/37 (b)(c)(f)	800,004	800,004
RLGH Trust floater Series 2021-TROT Class A, 1 month U.S. LIBOR + 0.800% 3.192% 4/15/36 (b)(c)(f)	23,000,000	22,357,164
SLG Office Trust Series 2021-OVA Class X, 0.258% 7/15/41 (b)(c)(l)	213,942,750	3,670,573
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 4.3074% 2/15/39 (b)(c)(f)	4,954,000	4,742,456
Class C, CME Term SOFR 1 Month Index + 2.650% 4.9574% 2/15/39 (b)(c)(f)	2,576,000	2,463,599
SREIT Trust floater:
Series 2021-FLWR Class A, 1 month U.S. LIBOR + 0.570% 2.9676% 7/15/36 (b)(c)(f)	9,074,000	8,724,987
Series 2021-IND Class A, 1 month U.S. LIBOR + 0.700% 3.091% 10/15/38 (b)(c)(f)	3,400,000	3,263,999
Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 3.1218% 11/15/38 (b)(c)(f)	23,780,000	22,915,963
Class B, 1 month U.S. LIBOR + 1.070% 3.4708% 11/15/38 (b)(c)(f)	9,752,000	9,313,149
Class C, 1 month U.S. LIBOR + 1.320% 3.72% 11/15/38 (b)(c)(f)	5,710,000	5,438,772
Class D, 1 month U.S. LIBOR + 1.570% 3.9692% 11/15/38 (b)(c)(f)	3,430,000	3,249,924
UBS Commercial Mortgage Trust:
sequential payer:
Series 2017-C1 Class ASB, 3.462% 11/15/50	1,400,000	1,363,861
Series 2017-C5 Class ASB, 3.345% 11/15/50	2,350,000	2,278,822
Series 2017-C7 Class ASB, 3.586% 12/15/50	1,000,000	974,483
Series 2017-C7 Class XA, 1.1575% 12/15/50 (c)(l)	1,194,332	44,427
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 3.1904% 4/10/46 (b)(c)(f)	91,947	91,772
sequential payer Series 2012-C4 Class A/S, 3.3165% 12/10/45 (b)	4,200,000	4,192,277
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	8,020,000	6,553,454
Series 2020-LAB:
Class B, 2.453% 10/10/42 (b)	470,000	379,109
Class X, 0.5162% 10/10/42 (b)(c)(l)	27,100,000	772,038
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 3.591% 5/15/31 (b)(c)(f)	16,435,000	15,664,624
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	11,250,000	10,880,729
Series 2015-C29 Class ASB, 3.4% 6/15/48	3,256,967	3,205,942
Series 2016-LC24 Class A3, 2.684% 10/15/49	4,219,987	3,958,114
Series 2017-C40 Class ASB, 3.395% 10/15/50	1,000,000	976,214
Series 2018-C44 Class ASB, 4.167% 5/15/51	1,000,000	988,865
Series 2019-C52 Class A5, 2.892% 8/15/52	3,829,000	3,452,085
Series 2019-C54 Class ASB, 3.063% 12/15/52	1,000,000	944,088
Series 2015-SG1 Class ASB, 3.556% 9/15/48	2,859,836	2,823,327
Series 2017-C42 Class XA, 1.0144% 12/15/50 (c)(l)	1,436,491	52,745
Series 2018-C46 Class XA, 1.1007% 8/15/51 (c)(l)	37,546,352	1,195,138
Series 2018-C48 Class A5, 4.302% 1/15/52	3,836,000	3,784,674
Series 2019-C54 Class XA, 0.9605% 12/15/52 (c)(l)	63,315,309	2,924,870
WF-RBS Commercial Mortgage Trust:
Series 2012-C9 Class A/S, 3.388% 11/15/45	612,174	611,193
Series 2013-C12 Class A/S, 3.56% 3/15/48	17,361,000	17,225,582
Series 2013-C16 Class A/S, 4.668% 9/15/46 (c)	8,828,629	8,777,447
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,122,071,573)		2,043,249,283

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
Chicago Board of Ed. Series 2009 G, 1.75% 12/15/25	4,720,000	4,161,495
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	1,285,909	1,291,963
5.1% 6/1/33	22,095,000	21,989,311
Series 2010-1, 6.63% 2/1/35	2,035,000	2,155,635
Series 2010-3:
6.725% 4/1/35	2,710,000	2,884,394
7.35% 7/1/35	1,286,071	1,411,353
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,609,000	12,863,125
TOTAL MUNICIPAL SECURITIES (Cost $47,499,235)		46,757,276

Foreign Government and Government Agency Obligations - 0.1%
		Principal Amount (a)	Value ($)
German Federal Republic:
0% 8/15/31	EUR	12,025,000	10,616,248
1.25% 8/15/48 (g)	EUR	5,415,000	5,028,292
Kingdom of Saudi Arabia 3.25% 11/17/51 (b)		15,410,000	11,750,125
Panamanian Republic:
3.298% 1/19/33		18,075,000	15,318,563
4.5% 1/19/63		11,905,000	8,988,275
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $67,279,608)			51,701,503

Common Stocks - 0.0%
	Shares	Value ($)
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Jonah Energy Parent LLC (k)(p) (Cost $65,550)	4,766	335,145

Bank Loan Obligations - 0.0%
	Principal Amount (a)	Value ($)
UTILITIES - 0.0%
Electric Utilities - 0.0%
Brookfield WEC Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 6.1905% 8/1/25 (c)(f)(q) (Cost $230,937)	240,000	235,920

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
Discover Bank 4.682% 8/9/28 (c)	2,954,000	2,857,902
KeyBank NA 6.95% 2/1/28	619,000	664,944
Regions Bank 6.45% 6/26/37	4,251,000	4,730,375
TOTAL BANK NOTES (Cost $8,459,851)		8,253,221

Fixed-Income Funds - 57.8%
	Shares	Value ($)
Bank Loan Funds - 2.2%
Fidelity Advisor Floating Rate High Income Fund Class Z (r)	128,956,218	1,178,659,831
High Yield Fixed-Income Funds - 2.8%
Fidelity Advisor New Markets Income Fund Class Z (r)	95,241,087	1,097,177,328
Fidelity SAI High Income Fund (r)	46,895,456	409,866,281
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,507,043,609
Inflation-Protected Bond Funds - 0.2%
Fidelity Inflation-Protected Bond Index Fund (r)	8,763,153	90,348,102
Intermediate Government Funds - 8.7%
Fidelity Advisor Government Income Fund Class Z (r)	65,495,700	622,864,107
Fidelity SAI U.S. Treasury Bond Index Fund (r)	458,269,681	4,110,679,041
TOTAL INTERMEDIATE GOVERNMENT FUNDS		4,733,543,148
Intermediate-Term Bond Funds - 38.2%
Fidelity Advisor Corporate Bond Fund Class Z (r)	237,809,964	2,475,601,725
Fidelity Advisor Global Credit Fund Class Z (r)	3,250,819	26,104,073
Fidelity Intermediate Bond Fund (r)	152,324,455	1,536,953,752
Fidelity SAI Total Bond Fund (r)	1,508,541,777	13,848,413,487
Fidelity Sustainability Bond Index Fund (r)	2,412,357	22,796,771
Fidelity U.S. Bond Index Fund (r)	275,149,224	2,902,824,314
TOTAL INTERMEDIATE-TERM BOND FUNDS		20,812,694,122
Long Government Bond Funds - 4.2%
Fidelity SAI Long-Term Treasury Bond Index Fund (r)	268,682,350	2,291,860,442
Sector Funds - 1.5%
Fidelity Advisor Real Estate Income Fund Class Z (r)	69,247,149	846,892,636
TOTAL FIXED-INCOME FUNDS (Cost $34,826,883,297)		31,461,041,890

Preferred Securities - 0.2%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Europe BV 3.875% (Reg. S) (c)(e)	1,100,000	995,232
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV:
3.5% (Reg. S) (c)(e)	9,200,000	8,705,046
3.748% (Reg. S) (c)(e)	500,000	435,897
		9,140,943
CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
British American Tobacco PLC 3% (Reg. S) (c)(e)	5,200,000	4,023,820
FINANCIALS - 0.1%
Banks - 0.1%
AIB Group PLC 6.25% (Reg. S) (c)(e)	1,235,000	1,182,160
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (c)(e)	1,200,000	1,161,561
Bank of Nova Scotia:
4.65% (c)(e)	13,095,000	11,539,969
4.9% (c)(e)	9,500,000	9,002,061
Barclays Bank PLC 7.625% 11/21/22	12,633,000	12,697,268
Barclays PLC:
5.875% (Reg. S) (c)(e)	1,150,000	1,216,334
8.875% (c)(e)	500,000	585,700
BNP Paribas SA 6.625% (Reg. S) (c)(e)	1,485,000	1,436,738
HSBC Holdings PLC 6.375% (c)(e)	1,270,000	1,225,402
Lloyds Banking Group PLC 5.125% (c)(e)	200,000	212,591
Societe Generale 7.875% (Reg. S) (c)(e)	740,000	732,744
		40,992,528
Capital Markets - 0.0%
Credit Suisse Group AG 7.5% (Reg. S) (c)(e)	4,925,000	4,668,723
Consumer Finance - 0.0%
Ally Financial, Inc. 4.7% (c)(e)	2,600,000	2,144,881
Insurance - 0.0%
QBE Insurance Group Ltd. 5.25% (Reg. S) (c)(e)	4,750,000	4,420,007
TOTAL FINANCIALS		52,226,139
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Bayer AG 2.375% 11/12/79 (Reg. S) (c)	8,300,000	7,491,796
INDUSTRIALS - 0.0%
Road & Rail - 0.0%
National Express Group PLC 4.25% (Reg. S) (c)(e)	570,000	591,714
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Aroundtown SA 3.375% (Reg. S) (c)(e)	3,900,000	3,073,715
AT Securities BV 5.25% (Reg. S) (c)(e)	4,750,000	4,227,500
Citycon Oyj 4.496% (Reg. S) (c)(e)	850,000	632,903
CPI Property Group SA 3.75% (Reg. S) (c)(e)	2,370,000	1,461,788
Grand City Properties SA 1.5% (Reg. S) (c)(e)	4,300,000	3,308,981
Heimstaden Bostad AB:
3.248% (Reg. S) (c)(e)	3,735,000	2,922,924
3.625% (Reg. S) (c)(e)	195,000	142,204
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (c)(e)	1,385,000	617,372
		16,387,387
UTILITIES - 0.0%
Electric Utilities - 0.0%
EDF SA 5.625% (Reg. S) (c)(e)	6,300,000	5,890,500
SSE PLC:
3.74% (Reg. S) (c)(e)	1,135,000	1,218,176
4% (Reg. S) (c)(e)	1,500,000	1,383,183
		8,491,859
Multi-Utilities - 0.0%
ELM BV for Firmenich International SA 3.75% (Reg. S) (c)(e)	520,000	493,006
Veolia Environnement SA 2% (Reg. S) (c)(e)	2,300,000	1,900,310
		2,393,316
TOTAL UTILITIES		10,885,175
TOTAL PREFERRED SECURITIES (Cost $127,867,458)		101,742,206

Money Market Funds - 5.1%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (s)	2,265,171,654	2,265,624,689
Fidelity Investments Money Market Government Portfolio Institutional Class 2.07% (r)(t)	520,998,796	520,998,796
TOTAL MONEY MARKET FUNDS (Cost $2,786,623,446)		2,786,623,485

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)		Value ($)
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 3.023% and receive annually a floating rate based on U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx, expiring June 2032	6/21/27		5,000,000	181,314
Option with an exercise rate of 5.75% on a credit default swap with Barclays Bank PLC to buy protection on the 5-Year iTraxx Europe Crossover Series 37 Index expiring June 2027, paying 5% quarterly.	9/21/22	EUR	16,150,000	291,657
Option with an exercise rate of 6.00% on a credit default swap with BNP Paribas S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 37 Index expiring June 2027, paying 5% quarterly.	10/19/22	EUR	13,800,000	310,554

TOTAL PUT OPTIONS				783,525
Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 3.023% and pay annually a floating rate based on U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx, expiring June 2032	6/21/27		5,000,000	245,410

TOTAL PURCHASED SWAPTIONS (Cost $1,225,348)				1,028,935
TOTAL INVESTMENT IN SECURITIES - 109.2% (Cost $64,589,009,933)	59,478,145,815
NET OTHER ASSETS (LIABILITIES) - (9.2)%	(5,016,067,606)
NET ASSETS - 100.0%	54,462,078,209

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 9/1/52	(5,900,000)	(5,212,749)
2% 9/1/52	(12,000,000)	(10,602,202)
2% 9/1/52	(17,300,000)	(15,284,841)
2% 9/1/52	(4,500,000)	(3,975,826)
2% 9/1/52	(17,100,000)	(15,108,137)
2% 9/1/52	(20,400,000)	(18,023,743)
2% 9/1/52	(26,600,000)	(23,501,547)
2% 9/1/52	(188,800,000)	(166,807,972)
2% 9/1/52	(16,200,000)	(14,312,972)
2% 9/1/52	(13,300,000)	(11,750,773)
2% 9/1/52	(89,600,000)	(79,163,105)
2% 9/1/52	(62,800,000)	(55,484,855)
2% 9/1/52	(9,300,000)	(8,216,706)
2.5% 9/1/52	(34,500,000)	(31,456,969)
2.5% 9/1/52	(171,950,000)	(156,783,357)
3% 9/1/52	(13,200,000)	(12,388,750)
3% 9/1/52	(54,000,000)	(50,681,252)
3% 9/1/52	(32,350,000)	(30,361,824)
3% 9/1/52	(7,900,000)	(7,414,479)
4% 9/1/52	(41,600,000)	(40,986,363)
4.5% 9/1/52	(23,000,000)	(23,000,423)

TOTAL GINNIE MAE		(780,518,845)

Uniform Mortgage Backed Securities
1.5% 9/1/37	(7,750,000)	(6,961,234)
1.5% 9/1/37	(4,300,000)	(3,862,362)
1.5% 9/1/37	(3,200,000)	(2,874,316)
1.5% 9/1/37	(5,800,000)	(5,209,697)
2% 9/1/37	(6,400,000)	(5,897,300)
2% 9/1/37	(35,350,000)	(32,573,371)
2% 9/1/37	(17,750,000)	(16,355,794)
2% 9/1/37	(17,700,000)	(16,309,722)
2% 9/1/37	(3,200,000)	(2,948,650)
2% 9/1/37	(3,200,000)	(2,948,650)
2% 9/1/37	(1,900,000)	(1,750,761)
2% 9/1/37	(27,000,000)	(24,879,236)
2% 9/1/52	(4,500,000)	(3,872,463)
2% 9/1/52	(2,100,000)	(1,807,149)
2% 9/1/52	(2,050,000)	(1,764,122)
2% 9/1/52	(26,100,000)	(22,460,285)
2% 9/1/52	(11,950,000)	(10,283,540)
2% 9/1/52	(11,700,000)	(10,068,403)
2% 9/1/52	(13,350,000)	(11,488,306)
2% 9/1/52	(2,350,000)	(2,022,286)
2% 9/1/52	(5,900,000)	(5,077,229)
2% 9/1/52	(2,200,000)	(1,893,204)
2% 9/1/52	(12,200,000)	(10,498,677)
2% 9/1/52	(3,350,000)	(2,882,833)
2% 9/1/52	(3,300,000)	(2,839,806)
2% 9/1/52	(2,200,000)	(1,893,204)
2% 9/1/52	(1,100,000)	(946,602)
2% 9/1/52	(2,600,000)	(2,237,423)
2% 9/1/52	(15,200,000)	(13,080,319)
2% 9/1/52	(21,250,000)	(18,286,630)
2% 9/1/52	(201,900,000)	(173,744,500)
2% 9/1/52	(128,150,000)	(110,279,136)
2% 9/1/52	(14,600,000)	(12,563,991)
2% 9/1/52	(192,450,000)	(165,612,328)
2% 9/1/52	(21,950,000)	(18,889,013)
2.5% 9/1/37	(24,600,000)	(23,262,363)
2.5% 9/1/37	(4,250,000)	(4,018,904)
2.5% 9/1/37	(13,000,000)	(12,293,119)
2.5% 9/1/37	(2,250,000)	(2,127,655)
2.5% 9/1/37	(28,000,000)	(26,477,486)
2.5% 9/1/37	(3,200,000)	(3,025,998)
2.5% 9/1/37	(18,700,000)	(17,683,178)
2.5% 9/1/52	(9,100,000)	(8,127,439)
3% 9/1/37	(5,300,000)	(5,131,061)
3% 9/1/37	(1,200,000)	(1,161,750)
3% 9/1/52	(3,800,000)	(3,516,485)
3% 9/1/52	(4,800,000)	(4,441,876)
3% 9/1/52	(26,600,000)	(24,615,398)
3% 9/1/52	(27,400,000)	(25,355,711)
3% 9/1/52	(17,700,000)	(16,379,419)
3% 9/1/52	(12,800,000)	(11,845,004)
3% 9/1/52	(16,400,000)	(15,176,411)
3.5% 9/1/52	(33,600,000)	(32,030,248)
3.5% 9/1/52	(1,350,000)	(1,286,930)
4% 9/1/52	(41,600,000)	(40,595,730)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(1,005,614,707)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,811,421,750)		(1,786,133,552)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	21	Sep 2022	1,723,724	(4,065)	(4,065)
Eurex Euro-Bund Contracts (Germany)	29	Sep 2022	4,312,371	(144,745)	(144,745)
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	1	Sep 2022	165,415	(20,795)	(20,795)
TME 10 Year Canadian Note Contracts (Canada)	98	Dec 2022	9,296,699	(11,038)	(11,038)

TOTAL BOND INDEX CONTRACTS					(180,643)

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,484	Dec 2022	309,158,938	(931,653)	(931,653)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	784	Dec 2022	86,883,125	(724,957)	(724,957)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	237	Dec 2022	32,194,969	(929,626)	(929,626)

TOTAL TREASURY CONTRACTS					(2,586,236)

TOTAL PURCHASED					(2,766,879)

Sold

Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	109	Sep 2022	13,482,128	230,084	230,084
ICE Long Gilt Contracts (United Kingdom)	78	Dec 2022	9,779,818	249,515	249,515

TOTAL BOND INDEX CONTRACTS					479,599

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	2,488	Dec 2022	290,862,750	3,844,596	3,844,596
CBOT 2-Year U.S. Treasury Note Contracts (United States)	69	Dec 2022	14,374,641	38,702	38,702
CBOT 5-Year U.S. Treasury Note Contracts (United States)	51	Dec 2022	5,651,836	64,444	64,444
CBOT Long Term U.S. Treasury Bond Contracts (United States)	2,067	Dec 2022	280,789,031	7,196,544	7,196,544

TOTAL TREASURY CONTRACTS					11,144,286

TOTAL SOLD					11,623,885

TOTAL FUTURES CONTRACTS					8,857,006
The notional amount of futures purchased as a percentage of Net Assets is 0.9%
The notional amount of futures sold as a percentage of Net Assets is 1.0%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

CAD	339,000	USD	258,804	Brown Brothers Harriman & Co	9/15/22	(714)
EUR	3,853,000	USD	3,874,804	BNP Paribas S.A.	9/15/22	683
EUR	462,000	USD	479,080	BNP Paribas S.A.	9/15/22	(14,384)
EUR	408,000	USD	408,722	BNP Paribas S.A.	9/15/22	1,659
EUR	183,000	USD	184,008	Goldman Sachs Bank USA	9/15/22	60
EUR	348,000	USD	347,370	JPMorgan Chase Bank, N.A.	9/15/22	2,661
EUR	334,000	USD	332,712	JPMorgan Chase Bank, N.A.	9/15/22	3,237
GBP	131,000	USD	155,204	BNP Paribas S.A.	9/15/22	(2,983)
GBP	143,000	USD	168,633	Brown Brothers Harriman & Co	9/15/22	(2,468)
GBP	367,000	USD	433,324	Brown Brothers Harriman & Co	9/15/22	(6,872)
GBP	92,000	USD	110,462	Citibank, N. A.	9/15/22	(3,558)
GBP	928,000	USD	1,079,965	Goldman Sachs Bank USA	9/15/22	(1,634)
GBP	111,000	USD	135,862	JPMorgan Chase Bank, N.A.	9/15/22	(6,881)
USD	153,260	AUD	221,000	BNP Paribas S.A.	9/15/22	2,008
USD	77,222	AUD	111,000	HSBC Bank	9/15/22	1,253
USD	200,668	CAD	258,000	BNP Paribas S.A.	9/15/22	4,244
USD	125,828	CAD	163,000	BNP Paribas S.A.	9/15/22	1,731
USD	86,339	CAD	111,000	JPMorgan Chase Bank, N.A.	9/15/22	1,831
USD	137,949,037	EUR	134,820,000	BNP Paribas S.A.	9/15/22	2,342,205
USD	306,089	EUR	299,000	BNP Paribas S.A.	9/15/22	5,344
USD	286,946	EUR	279,000	BNP Paribas S.A.	9/15/22	6,318
USD	217,945	EUR	210,000	Goldman Sachs Bank USA	9/15/22	6,719
USD	414,532	EUR	405,000	JPMorgan Chase Bank, N.A.	9/15/22	7,168
USD	327,177	EUR	328,000	JPMorgan Chase Bank, N.A.	9/15/22	(2,738)
USD	57,383,807	GBP	46,917,000	Goldman Sachs Bank USA	9/15/22	2,866,504
USD	134,530	GBP	111,000	State Street Bank and Trust Co	9/15/22	5,549

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						5,216,942

Unrealized Appreciation						5,259,174
Unrealized Depreciation						(42,232)
Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(1)		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		9,050,000	108,128	(133,901)	(25,773)
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		37,230,000	444,820	(511,430)	(66,610)
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		1,200,000	14,337	(13,665)	672
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		12,820,000	153,172	(119,067)	34,105
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		13,750,000	164,284	(119,891)	44,393
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		16,080,000	192,122	(178,903)	13,219
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		10,240,000	122,347	9,595	131,942
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		4,420,000	52,810	(10,781)	42,029
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		9,790,000	116,970	(33,443)	83,527
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		8,230,000	98,331	(25,321)	73,010
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly		19,780,000	236,329	(236,941)	(612)
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly		10,290,000	122,944	(47,793)	75,151
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly		14,210,000	169,780	(21,307)	148,473
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly		3,530,000	42,176	(20,450)	21,726
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly		7,890,000	94,269	(31,697)	62,572
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		19,040,000	227,488	(315,497)	(88,009)
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		11,990,000	143,255	(205,124)	(61,869)
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		8,500,000	101,557	(119,157)	(17,600)
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		14,860,000	177,546	(116,760)	60,786
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		17,700,000	211,478	(122,257)	89,221
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		22,250,000	265,841	(159,956)	105,885
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		13,870,000	165,717	(132,211)	33,506
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		2,100,000	25,091	(11,379)	13,712
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		15,830,000	189,135	(111,557)	77,578
Intesa Sanpaolo SpA	Dec 2026	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR	2,700,000	20,269	60,520	80,789

TOTAL CREDIT DEFAULT SWAPS							3,660,196	(2,728,373)	931,823

(1)Notional amount is stated in U.S. Dollars unless otherwise noted

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2024	68,718,000	(601,964)	0	(601,964)
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2027	131,276,000	(1,204,196)	0	(1,204,196)
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2029	29,417,000	(472,068)	0	(472,068)
2.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2052	2,787,000	(19,071)	0	(19,071)
TOTAL INTEREST RATE SWAPS							(2,297,299)	0	(2,297,299)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,802,231,135 or 7.0% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e)	Security is perpetual in nature with no stated maturity date.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $15,290,303.
(h)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $6,635,612.
(i)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $66,375,493.

(j)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k)	Level 3 security
(l)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(m)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(n)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(o)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(p)	Non-income producing
(q)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(r)	Affiliated Fund
(s)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(t)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	2,087,883,413	3,430,438,868	3,252,697,592	10,412,178	-	-	2,265,624,689	4.4%
Total	2,087,883,413	3,430,438,868	3,252,697,592	10,412,178	-	-	2,265,624,689

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Corporate Bond Fund Class Z	1,962,450,369	593,026,075	-	18,018,692	-	(79,874,719)	2,475,601,725
Fidelity Advisor Floating Rate High Income Fund Class Z	1,161,511,158	14,426,117	-	14,425,811	-	2,722,556	1,178,659,831
Fidelity Advisor Global Credit Fund Class Z	27,309,796	180,774	-	180,774	-	(1,386,497)	26,104,073
Fidelity Advisor Government Income Fund Class Z	486,033,097	152,099,448	-	2,099,432	(15)	(15,268,423)	622,864,107
Fidelity Advisor New Markets Income Fund Class Z	1,136,460,210	33,921,233	-	13,920,703	-	(73,204,115)	1,097,177,328
Fidelity Advisor Real Estate Income Fund Class Z	872,216,700	9,858,651	-	9,858,650	-	(35,182,715)	846,892,636
Fidelity Inflation-Protected Bond Index Fund	346,815,177	-	250,000,000	-	3,757,064	(10,224,139)	90,348,102
Fidelity Intermediate Bond Fund	1,232,640,527	331,466,442	-	6,462,018	-	(27,153,217)	1,536,953,752
Fidelity Investments Money Market Government Portfolio Institutional Class 2.07%	282,906,171	2,865,189,146	2,627,096,521	2,729,716	-	-	520,998,796
Fidelity SAI High Income Fund	449,376,981	5,043,265	25,000,000	5,043,099	(3,106,834)	(16,447,131)	409,866,281
Fidelity SAI Long-Term Treasury Bond Index Fund	2,003,319,872	389,182,500	-	14,319,942	-	(100,641,930)	2,291,860,442
Fidelity SAI Total Bond Fund	12,737,043,861	1,477,268,549	-	102,259,368	-	(365,898,923)	13,848,413,487
Fidelity SAI U.S. Treasury Bond Index Fund	3,311,176,093	890,049,643	-	15,048,990	-	(90,546,695)	4,110,679,041
Fidelity Sustainability Bond Index Fund	23,260,844	113,448	-	113,448	-	(577,521)	22,796,771
Fidelity U.S. Bond Index Fund	1,933,864,841	1,039,014,933	-	14,014,689	-	(70,055,460)	2,902,824,314
	27,966,385,697	7,800,840,224	2,902,096,521	218,495,332	650,215	(883,738,929)	31,982,040,686

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Bank Loan Obligations, Bank Notes and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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